UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2026

Item 1:	Report(s) to Shareholders.

Class A

LAGWX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	0.91%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 34.29%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class A with load	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$9,427	$10,000	$10,000
8/31/2016	$9,520	$10,106	$10,014
9/30/2016	$9,685	$10,252	$10,016
10/31/2016	$8,998	$9,615	$9,833
11/30/2016	$9,453	$10,475	$10,197
12/31/2016	$9,267	$10,618	$10,399
1/31/2017	$9,644	$10,790	$10,596
2/28/2017	$10,000	$11,055	$11,017
3/31/2017	$10,041	$11,186	$11,030
4/30/2017	$10,119	$11,392	$11,143
5/31/2017	$10,176	$11,288	$11,300
6/30/2017	$10,449	$11,677	$11,370
7/31/2017	$10,640	$11,776	$11,604
8/31/2017	$10,676	$11,762	$11,640
9/30/2017	$11,187	$12,403	$11,880
10/31/2017	$11,528	$12,595	$12,157
11/30/2017	$11,817	$12,957	$12,530
12/31/2017	$12,039	$12,971	$12,669
1/31/2018	$12,504	$13,477	$13,395
2/28/2018	$12,623	$13,093	$12,901
3/31/2018	$12,901	$13,270	$12,573
4/30/2018	$13,185	$13,283	$12,621
5/31/2018	$14,543	$14,119	$12,925
6/30/2018	$14,832	$14,229	$13,005
7/31/2018	$14,760	$14,474	$13,489
8/31/2018	$16,680	$15,375	$13,928
9/30/2018	$16,639	$15,015	$14,008
10/31/2018	$14,306	$13,115	$13,050
11/30/2018	$14,148	$13,321	$13,316
12/31/2018	$12,652	$11,764	$12,114
1/31/2019	$14,649	$13,123	$13,085
2/28/2019	$16,241	$13,970	$13,505
3/31/2019	$16,069	$13,781	$13,767
4/30/2019	$16,460	$14,201	$14,324
5/31/2019	$16,028	$13,147	$13,414
6/30/2019	$17,531	$14,160	$14,360
7/31/2019	$18,045	$14,298	$14,566
8/31/2019	$17,092	$13,681	$14,335
9/30/2019	$15,541	$13,569	$14,603
10/31/2019	$15,877	$13,955	$14,920
11/30/2019	$16,452	$14,776	$15,461
12/31/2019	$16,690	$15,115	$15,928
1/31/2020	$17,055	$14,948	$15,922
2/29/2020	$16,392	$13,869	$14,611
3/31/2020	$13,867	$11,221	$12,806
4/30/2020	$16,162	$12,892	$14,448
5/31/2020	$18,331	$14,110	$15,136
6/30/2020	$19,495	$14,652	$15,437
7/31/2020	$20,796	$15,156	$16,308
8/31/2020	$21,995	$16,045	$17,480
9/30/2020	$22,599	$15,701	$16,816
10/31/2020	$23,143	$15,820	$16,369
11/30/2020	$26,163	$18,610	$18,160
12/31/2020	$28,802	$20,350	$18,859
1/31/2021	$30,027	$21,331	$18,668
2/28/2021	$31,158	$22,035	$19,183
3/31/2021	$29,273	$21,342	$20,023
4/30/2021	$30,592	$21,807	$21,092
5/31/2021	$28,726	$21,184	$21,239
6/30/2021	$30,112	$22,178	$21,735
7/31/2021	$29,546	$21,370	$22,251
8/31/2021	$30,329	$21,758	$22,928
9/30/2021	$29,009	$20,924	$21,861
10/31/2021	$30,640	$21,904	$23,393
11/30/2021	$28,132	$20,834	$23,231
12/31/2021	$28,037	$20,926	$24,272
1/31/2022	$22,783	$18,122	$23,016
2/28/2022	$22,793	$18,201	$22,327
3/31/2022	$22,635	$18,284	$23,156
4/30/2022	$19,601	$16,041	$21,137
5/31/2022	$19,051	$15,738	$21,175
6/30/2022	$17,846	$14,763	$19,427
7/31/2022	$19,558	$16,416	$21,219
8/31/2022	$19,505	$16,262	$20,353
9/30/2022	$17,951	$14,799	$18,479
10/31/2022	$19,061	$16,204	$19,975
11/30/2022	$19,114	$16,468	$21,091
12/31/2022	$17,920	$15,411	$19,876
1/31/2023	$19,421	$16,944	$21,125
2/28/2023	$19,241	$16,760	$20,610
3/31/2023	$19,410	$16,347	$21,366
4/30/2023	$18,935	$16,157	$21,700
5/31/2023	$19,241	$16,160	$21,794
6/30/2023	$20,045	$17,499	$23,234
7/31/2023	$20,298	$18,318	$23,980
8/31/2023	$18,903	$17,364	$23,599
9/30/2023	$17,444	$16,219	$22,474
10/31/2023	$15,953	$14,968	$22,001
11/30/2023	$17,624	$16,331	$24,010
12/31/2023	$19,442	$18,286	$25,101
1/31/2024	$19,537	$17,700	$25,523
2/29/2024	$21,356	$19,137	$26,886
3/31/2024	$21,895	$19,673	$27,751
4/30/2024	$20,563	$18,158	$26,617
5/31/2024	$21,451	$19,130	$27,937
6/30/2024	$22,096	$19,098	$28,939
7/31/2024	$22,106	$20,662	$29,292
8/31/2024	$22,941	$20,433	$30,002
9/30/2024	$23,491	$20,704	$30,643
10/31/2024	$23,269	$20,430	$30,365
11/30/2024	$25,442	$22,935	$32,148
12/31/2024	$23,697	$21,057	$31,381
1/31/2025	$24,142	$21,723	$32,255
2/28/2025	$21,604	$20,252	$31,834
3/31/2025	$19,510	$18,717	$30,041
4/30/2025	$20,261	$18,597	$29,837
5/31/2025	$21,583	$19,791	$31,715
6/30/2025	$23,444	$20,956	$33,328
7/31/2025	$23,962	$21,313	$34,076
8/31/2025	$25,421	$22,574	$34,766
9/30/2025	$26,658	$23,511	$36,035
10/31/2025	$27,896	$24,272	$36,879
11/30/2025	$27,917	$24,106	$36,970
12/31/2025	$27,102	$23,797	$36,992
1/31/2026	$28,139	$24,744	$37,529
2/28/2026	$28,160	$24,684	$37,243
3/31/2026	$26,954	$23,129	$35,389
4/30/2026	$31,702	$26,527	$39,102
5/31/2026	$35,414	$28,077	$41,160
6/30/2026	$37,466	$29,075	$40,768
7/31/2026	$32,178	$27,371	$40,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class A at NAV	34.29%	1.72%	13.06%
Class A with sales charge	26.58%	0.53%	12.40%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAGWX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-14-A

09/26

Class C

LADCX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.66%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 33.13%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class C with load	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,094	$10,106	$10,014
9/30/2016	$10,260	$10,252	$10,016
10/31/2016	$9,530	$9,615	$9,833
11/30/2016	$10,007	$10,475	$10,197
12/31/2016	$9,805	$10,618	$10,399
1/31/2017	$10,195	$10,790	$10,596
2/28/2017	$10,564	$11,055	$11,017
3/31/2017	$10,601	$11,186	$11,030
4/30/2017	$10,673	$11,392	$11,143
5/31/2017	$10,731	$11,288	$11,300
6/30/2017	$11,013	$11,677	$11,370
7/31/2017	$11,208	$11,776	$11,604
8/31/2017	$11,237	$11,762	$11,640
9/30/2017	$11,766	$12,403	$11,880
10/31/2017	$12,113	$12,595	$12,157
11/30/2017	$12,417	$12,957	$12,530
12/31/2017	$12,641	$12,971	$12,669
1/31/2018	$13,119	$13,477	$13,395
2/28/2018	$13,234	$13,093	$12,901
3/31/2018	$13,517	$13,270	$12,573
4/30/2018	$13,813	$13,283	$12,621
5/31/2018	$15,217	$14,119	$12,925
6/30/2018	$15,499	$14,229	$13,005
7/31/2018	$15,412	$14,474	$13,489
8/31/2018	$17,402	$15,375	$13,928
9/30/2018	$17,352	$15,015	$14,008
10/31/2018	$14,913	$13,115	$13,050
11/30/2018	$14,736	$13,321	$13,316
12/31/2018	$13,173	$11,764	$12,114
1/31/2019	$15,246	$13,123	$13,085
2/28/2019	$16,884	$13,970	$13,505
3/31/2019	$16,700	$13,781	$13,767
4/30/2019	$17,090	$14,201	$14,324
5/31/2019	$16,624	$13,147	$13,414
6/30/2019	$18,176	$14,160	$14,360
7/31/2019	$18,707	$14,298	$14,566
8/31/2019	$17,698	$13,681	$14,335
9/30/2019	$16,081	$13,569	$14,603
10/31/2019	$16,418	$13,955	$14,920
11/30/2019	$17,011	$14,776	$15,461
12/31/2019	$17,242	$15,115	$15,928
1/31/2020	$17,611	$14,948	$15,922
2/29/2020	$16,903	$13,869	$14,611
3/31/2020	$14,301	$11,221	$12,806
4/30/2020	$16,657	$12,892	$14,448
5/31/2020	$18,874	$14,110	$15,136
6/30/2020	$20,059	$14,652	$15,437
7/31/2020	$21,383	$15,156	$16,308
8/31/2020	$22,614	$16,045	$17,480
9/30/2020	$23,215	$15,701	$16,816
10/31/2020	$23,754	$15,820	$16,369
11/30/2020	$26,853	$18,610	$18,160
12/31/2020	$29,532	$20,350	$18,859
1/31/2021	$30,779	$21,331	$18,668
2/28/2021	$31,914	$22,035	$19,183
3/31/2021	$29,960	$21,342	$20,023
4/30/2021	$31,300	$21,807	$21,092
5/31/2021	$29,365	$21,184	$21,239
6/30/2021	$30,761	$22,178	$21,735
7/31/2021	$30,165	$21,370	$22,251
8/31/2021	$30,947	$21,758	$22,928
9/30/2021	$29,570	$20,924	$21,861
10/31/2021	$31,226	$21,904	$23,393
11/30/2021	$28,657	$20,834	$23,231
12/31/2021	$28,539	$20,926	$24,272
1/31/2022	$23,166	$18,122	$23,016
2/28/2022	$23,166	$18,201	$22,327
3/31/2022	$23,001	$18,284	$23,156
4/30/2022	$19,890	$16,041	$21,137
5/31/2022	$19,324	$15,738	$21,175
6/30/2022	$18,099	$14,763	$19,427
7/31/2022	$19,819	$16,416	$21,219
8/31/2022	$19,749	$16,262	$20,353
9/30/2022	$18,170	$14,799	$18,479
10/31/2022	$19,277	$16,204	$19,975
11/30/2022	$19,324	$16,468	$21,091
12/31/2022	$18,099	$15,411	$19,876
1/31/2023	$19,607	$16,944	$21,125
2/28/2023	$19,419	$16,760	$20,610
3/31/2023	$19,560	$16,347	$21,366
4/30/2023	$19,089	$16,157	$21,700
5/31/2023	$19,372	$16,160	$21,794
6/30/2023	$20,173	$17,499	$23,234
7/31/2023	$20,408	$18,318	$23,980
8/31/2023	$18,994	$17,364	$23,599
9/30/2023	$17,510	$16,219	$22,474
10/31/2023	$16,002	$14,968	$22,001
11/30/2023	$17,675	$16,331	$24,010
12/31/2023	$19,489	$18,286	$25,101
1/31/2024	$19,584	$17,700	$25,523
2/29/2024	$21,398	$19,137	$26,886
3/31/2024	$21,917	$19,673	$27,751
4/30/2024	$20,573	$18,158	$26,617
5/31/2024	$21,445	$19,130	$27,937
6/30/2024	$22,082	$19,098	$28,939
7/31/2024	$22,058	$20,662	$29,292
8/31/2024	$22,883	$20,433	$30,002
9/30/2024	$23,425	$20,704	$30,643
10/31/2024	$23,189	$20,430	$30,365
11/30/2024	$25,334	$22,935	$32,148
12/31/2024	$23,590	$21,057	$31,381
1/31/2025	$24,014	$21,723	$32,255
2/28/2025	$21,469	$20,252	$31,834
3/31/2025	$19,372	$18,717	$30,041
4/30/2025	$20,102	$18,597	$29,837
5/31/2025	$21,398	$19,791	$31,715
6/30/2025	$23,236	$20,956	$33,328
7/31/2025	$23,755	$21,313	$34,076
8/31/2025	$25,169	$22,574	$34,766
9/30/2025	$26,371	$23,511	$36,035
10/31/2025	$27,573	$24,272	$36,879
11/30/2025	$27,596	$24,106	$36,970
12/31/2025	$26,771	$23,797	$36,992
1/31/2026	$27,761	$24,744	$37,529
2/28/2026	$27,785	$24,684	$37,243
3/31/2026	$26,583	$23,129	$35,389
4/30/2026	$31,225	$26,527	$39,102
5/31/2026	$34,855	$28,077	$41,160
6/30/2026	$36,858	$29,075	$40,768
7/31/2026	$31,626	$27,371	$40,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class C at NAV	33.13%	0.95%	12.20%
Class C with sales charge	32.13%	0.95%	12.20%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LADCX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-662-C

09/26

Class F

LADFX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$89	0.76%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 34.50%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class F	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,106	$10,106	$10,014
9/30/2016	$10,276	$10,252	$10,016
10/31/2016	$9,549	$9,615	$9,833
11/30/2016	$10,037	$10,475	$10,197
12/31/2016	$9,841	$10,618	$10,399
1/31/2017	$10,239	$10,790	$10,596
2/28/2017	$10,620	$11,055	$11,017
3/31/2017	$10,663	$11,186	$11,030
4/30/2017	$10,748	$11,392	$11,143
5/31/2017	$10,806	$11,288	$11,300
6/30/2017	$11,103	$11,677	$11,370
7/31/2017	$11,304	$11,776	$11,604
8/31/2017	$11,347	$11,762	$11,640
9/30/2017	$11,893	$12,403	$11,880
10/31/2017	$12,253	$12,595	$12,157
11/30/2017	$12,561	$12,957	$12,530
12/31/2017	$12,805	$12,971	$12,669
1/31/2018	$13,298	$13,477	$13,395
2/28/2018	$13,425	$13,093	$12,901
3/31/2018	$13,722	$13,270	$12,573
4/30/2018	$14,030	$13,283	$12,621
5/31/2018	$15,472	$14,119	$12,925
6/30/2018	$15,785	$14,229	$13,005
7/31/2018	$15,710	$14,474	$13,489
8/31/2018	$17,752	$15,375	$13,928
9/30/2018	$17,709	$15,015	$14,008
10/31/2018	$15,233	$13,115	$13,050
11/30/2018	$15,068	$13,321	$13,316
12/31/2018	$13,473	$11,764	$12,114
1/31/2019	$15,604	$13,123	$13,085
2/28/2019	$17,304	$13,970	$13,505
3/31/2019	$17,116	$13,781	$13,767
4/30/2019	$17,541	$14,201	$14,324
5/31/2019	$17,074	$13,147	$13,414
6/30/2019	$18,683	$14,160	$14,360
7/31/2019	$19,234	$14,298	$14,566
8/31/2019	$18,217	$13,681	$14,335
9/30/2019	$16,566	$13,569	$14,603
10/31/2019	$16,928	$13,955	$14,920
11/30/2019	$17,538	$14,776	$15,461
12/31/2019	$17,803	$15,115	$15,928
1/31/2020	$18,195	$14,948	$15,922
2/29/2020	$17,478	$13,869	$14,611
3/31/2020	$14,790	$11,221	$12,806
4/30/2020	$17,248	$12,892	$14,448
5/31/2020	$19,561	$14,110	$15,136
6/30/2020	$20,807	$14,652	$15,437
7/31/2020	$22,189	$15,156	$16,308
8/31/2020	$23,478	$16,045	$17,480
9/30/2020	$24,135	$15,701	$16,816
10/31/2020	$24,715	$15,820	$16,369
11/30/2020	$27,935	$18,610	$18,160
12/31/2020	$30,764	$20,350	$18,859
1/31/2021	$32,080	$21,331	$18,668
2/28/2021	$33,293	$22,035	$19,183
3/31/2021	$31,281	$21,342	$20,023
4/30/2021	$32,691	$21,807	$21,092
5/31/2021	$30,698	$21,184	$21,239
6/30/2021	$32,193	$22,178	$21,735
7/31/2021	$31,591	$21,370	$22,251
8/31/2021	$32,428	$21,758	$22,928
9/30/2021	$31,018	$20,924	$21,861
10/31/2021	$32,766	$21,904	$23,393
11/30/2021	$30,087	$20,834	$23,231
12/31/2021	$29,982	$20,926	$24,272
1/31/2022	$24,377	$18,122	$23,016
2/28/2022	$24,387	$18,201	$22,327
3/31/2022	$24,220	$18,284	$23,156
4/30/2022	$20,978	$16,041	$21,137
5/31/2022	$20,392	$15,738	$21,175
6/30/2022	$19,106	$14,763	$19,427
7/31/2022	$20,947	$16,416	$21,219
8/31/2022	$20,894	$16,262	$20,353
9/30/2022	$19,221	$14,799	$18,479
10/31/2022	$20,413	$16,204	$19,975
11/30/2022	$20,476	$16,468	$21,091
12/31/2022	$19,200	$15,411	$19,876
1/31/2023	$20,800	$16,944	$21,125
2/28/2023	$20,612	$16,760	$20,610
3/31/2023	$20,800	$16,347	$21,366
4/30/2023	$20,288	$16,157	$21,700
5/31/2023	$20,623	$16,160	$21,794
6/30/2023	$21,480	$17,499	$23,234
7/31/2023	$21,762	$18,318	$23,980
8/31/2023	$20,277	$17,364	$23,599
9/30/2023	$18,709	$16,219	$22,474
10/31/2023	$17,109	$14,968	$22,001
11/30/2023	$18,907	$16,331	$24,010
12/31/2023	$20,853	$18,286	$25,101
1/31/2024	$20,968	$17,700	$25,523
2/29/2024	$22,923	$19,137	$26,886
3/31/2024	$23,498	$19,673	$27,751
4/30/2024	$22,076	$18,158	$26,617
5/31/2024	$23,028	$19,130	$27,937
6/30/2024	$23,728	$19,098	$28,939
7/31/2024	$23,728	$20,662	$29,292
8/31/2024	$24,638	$20,433	$30,002
9/30/2024	$25,234	$20,704	$30,643
10/31/2024	$24,994	$20,430	$30,365
11/30/2024	$27,328	$22,935	$32,148
12/31/2024	$25,465	$21,057	$31,381
1/31/2025	$25,936	$21,723	$32,255
2/28/2025	$23,224	$20,252	$31,834
3/31/2025	$20,962	$18,717	$30,041
4/30/2025	$21,779	$18,597	$29,837
5/31/2025	$23,203	$19,791	$31,715
6/30/2025	$25,213	$20,956	$33,328
7/31/2025	$25,768	$21,313	$34,076
8/31/2025	$27,339	$22,574	$34,766
9/30/2025	$28,679	$23,511	$36,035
10/31/2025	$30,009	$24,272	$36,879
11/30/2025	$30,040	$24,106	$36,970
12/31/2025	$29,161	$23,797	$36,992
1/31/2026	$30,281	$24,744	$37,529
2/28/2026	$30,302	$24,684	$37,243
3/31/2026	$29,014	$23,129	$35,389
4/30/2026	$34,134	$26,527	$39,102
5/31/2026	$38,124	$28,077	$41,160
6/30/2026	$40,343	$29,075	$40,768
7/31/2026	$34,658	$27,371	$40,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class F at NAV	34.50%	1.87%	13.23%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LADFX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-1005-F

09/26

Class F3

LOGWX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$69	0.59%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 34.67%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class F3	Russell 2000 Growth Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,158	$10,333	$10,112
5/31/2017	$10,217	$10,239	$10,254
6/30/2017	$10,498	$10,591	$10,318
7/31/2017	$10,693	$10,681	$10,530
8/31/2017	$10,733	$10,669	$10,562
9/30/2017	$11,249	$11,250	$10,780
10/31/2017	$11,593	$11,424	$11,032
11/30/2017	$11,892	$11,752	$11,370
12/31/2017	$12,119	$11,765	$11,496
1/31/2018	$12,589	$12,224	$12,155
2/28/2018	$12,712	$11,876	$11,707
3/31/2018	$12,997	$12,036	$11,409
4/30/2018	$13,287	$12,048	$11,453
5/31/2018	$14,658	$12,806	$11,729
6/30/2018	$14,957	$12,906	$11,801
7/31/2018	$14,889	$13,128	$12,240
8/31/2018	$16,827	$13,946	$12,639
9/30/2018	$16,790	$13,619	$12,711
10/31/2018	$14,441	$11,896	$11,842
11/30/2018	$14,286	$12,082	$12,083
12/31/2018	$12,781	$10,670	$10,992
1/31/2019	$14,799	$11,902	$11,873
2/28/2019	$16,414	$12,671	$12,254
3/31/2019	$16,241	$12,500	$12,493
4/30/2019	$16,645	$12,880	$12,998
5/31/2019	$16,207	$11,925	$12,172
6/30/2019	$17,735	$12,843	$13,030
7/31/2019	$18,260	$12,969	$13,218
8/31/2019	$17,302	$12,409	$13,008
9/30/2019	$15,734	$12,307	$13,252
10/31/2019	$16,080	$12,657	$13,539
11/30/2019	$16,667	$13,402	$14,030
12/31/2019	$16,921	$13,709	$14,453
1/31/2020	$17,292	$13,559	$14,448
2/29/2020	$16,619	$12,580	$13,258
3/31/2020	$14,064	$10,177	$11,621
4/30/2020	$16,399	$11,693	$13,111
5/31/2020	$18,603	$12,798	$13,735
6/30/2020	$19,791	$13,290	$14,008
7/31/2020	$21,110	$13,747	$14,798
8/31/2020	$22,339	$14,553	$15,862
9/30/2020	$22,964	$14,241	$15,259
10/31/2020	$23,520	$14,349	$14,853
11/30/2020	$26,592	$16,880	$16,479
12/31/2020	$29,280	$18,457	$17,113
1/31/2021	$30,538	$19,347	$16,940
2/28/2021	$31,693	$19,986	$17,407
3/31/2021	$29,786	$19,357	$18,169
4/30/2021	$31,134	$19,779	$19,139
5/31/2021	$29,250	$19,214	$19,273
6/30/2021	$30,672	$20,116	$19,723
7/31/2021	$30,106	$19,383	$20,191
8/31/2021	$30,911	$19,735	$20,805
9/30/2021	$29,570	$18,978	$19,838
10/31/2021	$31,238	$19,867	$21,227
11/30/2021	$28,691	$18,897	$21,080
12/31/2021	$28,602	$18,981	$22,025
1/31/2022	$23,252	$16,437	$20,885
2/28/2022	$23,277	$16,508	$20,260
3/31/2022	$23,114	$16,584	$21,012
4/30/2022	$20,025	$14,549	$19,180
5/31/2022	$19,464	$14,274	$19,215
6/30/2022	$18,244	$13,391	$17,629
7/31/2022	$20,000	$14,890	$19,254
8/31/2022	$19,951	$14,750	$18,469
9/30/2022	$18,366	$13,423	$16,768
10/31/2022	$19,504	$14,697	$18,126
11/30/2022	$19,569	$14,937	$19,139
12/31/2022	$18,350	$13,978	$18,036
1/31/2023	$19,886	$15,368	$19,169
2/28/2023	$19,708	$15,202	$18,702
3/31/2023	$19,886	$14,827	$19,388
4/30/2023	$19,407	$14,654	$19,691
5/31/2023	$19,732	$14,657	$19,777
6/30/2023	$20,553	$15,872	$21,083
7/31/2023	$20,821	$16,614	$21,761
8/31/2023	$19,399	$15,749	$21,414
9/30/2023	$17,903	$14,711	$20,393
10/31/2023	$16,382	$13,576	$19,964
11/30/2023	$18,106	$14,812	$21,788
12/31/2023	$19,968	$16,586	$22,777
1/31/2024	$20,082	$16,054	$23,160
2/29/2024	$21,960	$17,358	$24,397
3/31/2024	$22,512	$17,843	$25,182
4/30/2024	$21,155	$16,469	$24,153
5/31/2024	$22,065	$17,351	$25,351
6/30/2024	$22,748	$17,322	$26,260
7/31/2024	$22,756	$18,741	$26,580
8/31/2024	$23,626	$18,533	$27,225
9/30/2024	$24,204	$18,779	$27,806
10/31/2024	$23,976	$18,530	$27,554
11/30/2024	$26,220	$20,802	$29,172
12/31/2024	$24,428	$19,099	$28,476
1/31/2025	$24,892	$19,703	$29,269
2/28/2025	$22,286	$18,369	$28,887
3/31/2025	$20,127	$16,976	$27,260
4/30/2025	$20,909	$16,868	$27,075
5/31/2025	$22,278	$17,950	$28,779
6/30/2025	$24,216	$19,008	$30,243
7/31/2025	$24,762	$19,331	$30,921
8/31/2025	$26,269	$20,475	$31,548
9/30/2025	$27,556	$21,325	$32,700
10/31/2025	$28,843	$22,015	$33,465
11/30/2025	$28,875	$21,865	$33,547
12/31/2025	$28,037	$21,585	$33,568
1/31/2026	$29,112	$22,443	$34,054
2/28/2026	$29,145	$22,389	$33,796
3/31/2026	$27,915	$20,979	$32,113
4/30/2026	$32,835	$24,060	$35,482
5/31/2026	$36,680	$25,466	$37,350
6/30/2026	$38,822	$26,371	$36,994
7/31/2026	$33,348	$24,826	$36,971

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	34.67%	2.07%	13.79%
Russell 2000 Growth Index	28.42%	5.07%	10.24%
S&P 500 Index	19.56%	12.86%	15.06%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOGWX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-8967-F3

09/26

Class I

LADYX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.66%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 34.58%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class I	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,106	$10,106	$10,014
9/30/2016	$10,279	$10,252	$10,016
10/31/2016	$9,553	$9,615	$9,833
11/30/2016	$10,038	$10,475	$10,197
12/31/2016	$9,841	$10,618	$10,399
1/31/2017	$10,245	$10,790	$10,596
2/28/2017	$10,625	$11,055	$11,017
3/31/2017	$10,673	$11,186	$11,030
4/30/2017	$10,754	$11,392	$11,143
5/31/2017	$10,817	$11,288	$11,300
6/30/2017	$11,110	$11,677	$11,370
7/31/2017	$11,317	$11,776	$11,604
8/31/2017	$11,355	$11,762	$11,640
9/30/2017	$11,908	$12,403	$11,880
10/31/2017	$12,268	$12,595	$12,157
11/30/2017	$12,580	$12,957	$12,530
12/31/2017	$12,821	$12,971	$12,669
1/31/2018	$13,316	$13,477	$13,395
2/28/2018	$13,445	$13,093	$12,901
3/31/2018	$13,743	$13,270	$12,573
4/30/2018	$14,051	$13,283	$12,621
5/31/2018	$15,502	$14,119	$12,925
6/30/2018	$15,815	$14,229	$13,005
7/31/2018	$15,742	$14,474	$13,489
8/31/2018	$17,790	$15,375	$13,928
9/30/2018	$17,751	$15,015	$14,008
10/31/2018	$15,267	$13,115	$13,050
11/30/2018	$15,102	$13,321	$13,316
12/31/2018	$13,509	$11,764	$12,114
1/31/2019	$15,642	$13,123	$13,085
2/28/2019	$17,346	$13,970	$13,505
3/31/2019	$17,162	$13,781	$13,767
4/30/2019	$17,585	$14,201	$14,324
5/31/2019	$17,125	$13,147	$13,414
6/30/2019	$18,737	$14,160	$14,360
7/31/2019	$19,295	$14,298	$14,566
8/31/2019	$18,277	$13,681	$14,335
9/30/2019	$16,622	$13,569	$14,603
10/31/2019	$16,984	$13,955	$14,920
11/30/2019	$17,602	$14,776	$15,461
12/31/2019	$17,865	$15,115	$15,928
1/31/2020	$18,260	$14,948	$15,922
2/29/2020	$17,544	$13,869	$14,611
3/31/2020	$14,848	$11,221	$12,806
4/30/2020	$17,317	$12,892	$14,448
5/31/2020	$19,641	$14,110	$15,136
6/30/2020	$20,890	$14,652	$15,437
7/31/2020	$22,286	$15,156	$16,308
8/31/2020	$23,579	$16,045	$17,480
9/30/2020	$24,230	$15,701	$16,816
10/31/2020	$24,821	$15,820	$16,369
11/30/2020	$28,060	$18,610	$18,160
12/31/2020	$30,899	$20,350	$18,859
1/31/2021	$32,223	$21,331	$18,668
2/28/2021	$33,444	$22,035	$19,183
3/31/2021	$31,430	$21,342	$20,023
4/30/2021	$32,849	$21,807	$21,092
5/31/2021	$30,851	$21,184	$21,239
6/30/2021	$32,350	$22,178	$21,735
7/31/2021	$31,747	$21,370	$22,251
8/31/2021	$32,588	$21,758	$22,928
9/30/2021	$31,176	$20,924	$21,861
10/31/2021	$32,937	$21,904	$23,393
11/30/2021	$30,248	$20,834	$23,231
12/31/2021	$30,153	$20,926	$24,272
1/31/2022	$24,512	$18,122	$23,016
2/28/2022	$24,530	$18,201	$22,327
3/31/2022	$24,356	$18,284	$23,156
4/30/2022	$21,098	$16,041	$21,137
5/31/2022	$20,509	$15,738	$21,175
6/30/2022	$19,218	$14,763	$19,427
7/31/2022	$21,072	$16,416	$21,219
8/31/2022	$21,020	$16,262	$20,353
9/30/2022	$19,348	$14,799	$18,479
10/31/2022	$20,535	$16,204	$19,975
11/30/2022	$20,604	$16,468	$21,091
12/31/2022	$19,322	$15,411	$19,876
1/31/2023	$20,942	$16,944	$21,125
2/28/2023	$20,752	$16,760	$20,610
3/31/2023	$20,942	$16,347	$21,366
4/30/2023	$20,431	$16,157	$21,700
5/31/2023	$20,769	$16,160	$21,794
6/30/2023	$21,636	$17,499	$23,234
7/31/2023	$21,913	$18,318	$23,980
8/31/2023	$20,423	$17,364	$23,599
9/30/2023	$18,837	$16,219	$22,474
10/31/2023	$17,234	$14,968	$22,001
11/30/2023	$19,045	$16,331	$24,010
12/31/2023	$21,012	$18,286	$25,101
1/31/2024	$21,124	$17,700	$25,523
2/29/2024	$23,100	$19,137	$26,886
3/31/2024	$23,680	$19,673	$27,751
4/30/2024	$22,251	$18,158	$26,617
5/31/2024	$23,204	$19,130	$27,937
6/30/2024	$23,914	$19,098	$28,939
7/31/2024	$23,923	$20,662	$29,292
8/31/2024	$24,841	$20,433	$30,002
9/30/2024	$25,448	$20,704	$30,643
10/31/2024	$25,205	$20,430	$30,365
11/30/2024	$27,562	$22,935	$32,148
12/31/2024	$25,679	$21,057	$31,381
1/31/2025	$26,165	$21,723	$32,255
2/28/2025	$23,422	$20,252	$31,834
3/31/2025	$21,147	$18,717	$30,041
4/30/2025	$21,972	$18,597	$29,837
5/31/2025	$23,404	$19,791	$31,715
6/30/2025	$25,444	$20,956	$33,328
7/31/2025	$26,009	$21,313	$34,076
8/31/2025	$27,588	$22,574	$34,766
9/30/2025	$28,943	$23,511	$36,035
10/31/2025	$30,288	$24,272	$36,879
11/30/2025	$30,323	$24,106	$36,970
12/31/2025	$29,438	$23,797	$36,992
1/31/2026	$30,576	$24,744	$37,529
2/28/2026	$30,602	$24,684	$37,243
3/31/2026	$29,308	$23,129	$35,389
4/30/2026	$34,465	$26,527	$39,102
5/31/2026	$38,510	$28,077	$41,160
6/30/2026	$40,750	$29,075	$40,768
7/31/2026	$35,003	$27,371	$40,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class I at NAV	34.58%	1.97%	13.35%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LADYX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-690-I

09/26

Class P

LADPX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$130	1.11%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 33.97%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class P	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,107	$10,106	$10,014
9/30/2016	$10,277	$10,252	$10,016
10/31/2016	$9,548	$9,615	$9,833
11/30/2016	$10,034	$10,475	$10,197
12/31/2016	$9,836	$10,618	$10,399
1/31/2017	$10,237	$10,790	$10,596
2/28/2017	$10,610	$11,055	$11,017
3/31/2017	$10,655	$11,186	$11,030
4/30/2017	$10,740	$11,392	$11,143
5/31/2017	$10,797	$11,288	$11,300
6/30/2017	$11,090	$11,677	$11,370
7/31/2017	$11,294	$11,776	$11,604
8/31/2017	$11,328	$11,762	$11,640
9/30/2017	$11,876	$12,403	$11,880
10/31/2017	$12,232	$12,595	$12,157
11/30/2017	$12,542	$12,957	$12,530
12/31/2017	$12,780	$12,971	$12,669
1/31/2018	$13,271	$13,477	$13,395
2/28/2018	$13,395	$13,093	$12,901
3/31/2018	$13,689	$13,270	$12,573
4/30/2018	$13,994	$13,283	$12,621
5/31/2018	$15,435	$14,119	$12,925
6/30/2018	$15,740	$14,229	$13,005
7/31/2018	$15,661	$14,474	$13,489
8/31/2018	$17,695	$15,375	$13,928
9/30/2018	$17,644	$15,015	$14,008
10/31/2018	$15,169	$13,115	$13,050
11/30/2018	$15,004	$13,321	$13,316
12/31/2018	$13,411	$11,764	$12,114
1/31/2019	$15,528	$13,123	$13,085
2/28/2019	$17,213	$13,970	$13,505
3/31/2019	$17,023	$13,781	$13,767
4/30/2019	$17,441	$14,201	$14,324
5/31/2019	$16,978	$13,147	$13,414
6/30/2019	$18,564	$14,160	$14,360
7/31/2019	$19,110	$14,298	$14,566
8/31/2019	$18,093	$13,681	$14,335
9/30/2019	$16,454	$13,569	$14,603
10/31/2019	$16,803	$13,955	$14,920
11/30/2019	$17,408	$14,776	$15,461
12/31/2019	$17,665	$15,115	$15,928
1/31/2020	$18,045	$14,948	$15,922
2/29/2020	$17,332	$13,869	$14,611
3/31/2020	$14,661	$11,221	$12,806
4/30/2020	$17,095	$12,892	$14,448
5/31/2020	$19,376	$14,110	$15,136
6/30/2020	$20,603	$14,652	$15,437
7/31/2020	$21,972	$15,156	$16,308
8/31/2020	$23,236	$16,045	$17,480
9/30/2020	$23,873	$15,701	$16,816
10/31/2020	$24,444	$15,820	$16,369
11/30/2020	$27,631	$18,610	$18,160
12/31/2020	$30,410	$20,350	$18,859
1/31/2021	$31,704	$21,331	$18,668
2/28/2021	$32,892	$22,035	$19,183
3/31/2021	$30,898	$21,342	$20,023
4/30/2021	$32,277	$21,807	$21,092
5/31/2021	$30,304	$21,184	$21,239
6/30/2021	$31,768	$22,178	$21,735
7/31/2021	$31,163	$21,370	$22,251
8/31/2021	$31,980	$21,758	$22,928
9/30/2021	$30,580	$20,924	$21,861
10/31/2021	$32,288	$21,904	$23,393
11/30/2021	$29,646	$20,834	$23,231
12/31/2021	$29,538	$20,926	$24,272
1/31/2022	$24,007	$18,122	$23,016
2/28/2022	$24,007	$18,201	$22,327
3/31/2022	$23,839	$18,284	$23,156
4/30/2022	$20,636	$16,041	$21,137
5/31/2022	$20,060	$15,738	$21,175
6/30/2022	$18,788	$14,763	$19,427
7/31/2022	$20,588	$16,416	$21,219
8/31/2022	$20,528	$16,262	$20,353
9/30/2022	$18,884	$14,799	$18,479
10/31/2022	$20,048	$16,204	$19,975
11/30/2022	$20,108	$16,468	$21,091
12/31/2022	$18,848	$15,411	$19,876
1/31/2023	$20,420	$16,944	$21,125
2/28/2023	$20,228	$16,760	$20,610
3/31/2023	$20,396	$16,347	$21,366
4/30/2023	$19,892	$16,157	$21,700
5/31/2023	$20,216	$16,160	$21,794
6/30/2023	$21,056	$17,499	$23,234
7/31/2023	$21,320	$18,318	$23,980
8/31/2023	$19,856	$17,364	$23,599
9/30/2023	$18,308	$16,219	$22,474
10/31/2023	$16,749	$14,968	$22,001
11/30/2023	$18,500	$16,331	$24,010
12/31/2023	$20,396	$18,286	$25,101
1/31/2024	$20,504	$17,700	$25,523
2/29/2024	$22,412	$19,137	$26,886
3/31/2024	$22,964	$19,673	$27,751
4/30/2024	$21,572	$18,158	$26,617
5/31/2024	$22,484	$19,130	$27,937
6/30/2024	$23,167	$19,098	$28,939
7/31/2024	$23,167	$20,662	$29,292
8/31/2024	$24,043	$20,433	$30,002
9/30/2024	$24,619	$20,704	$30,643
10/31/2024	$24,379	$20,430	$30,365
11/30/2024	$26,647	$22,935	$32,148
12/31/2024	$24,823	$21,057	$31,381
1/31/2025	$25,279	$21,723	$32,255
2/28/2025	$22,628	$20,252	$31,834
3/31/2025	$20,420	$18,717	$30,041
4/30/2025	$21,200	$18,597	$29,837
5/31/2025	$22,580	$19,791	$31,715
6/30/2025	$24,535	$20,956	$33,328
7/31/2025	$25,075	$21,313	$34,076
8/31/2025	$26,587	$22,574	$34,766
9/30/2025	$27,883	$23,511	$36,035
10/31/2025	$29,166	$24,272	$36,879
11/30/2025	$29,190	$24,106	$36,970
12/31/2025	$28,326	$23,797	$36,992
1/31/2026	$29,406	$24,744	$37,529
2/28/2026	$29,418	$24,684	$37,243
3/31/2026	$28,171	$23,129	$35,389
4/30/2026	$33,114	$26,527	$39,102
5/31/2026	$36,989	$28,077	$41,160
6/30/2026	$39,124	$29,075	$40,768
7/31/2026	$33,593	$27,371	$40,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class P at NAV	33.97%	1.51%	12.88%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LADPX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-695-P

09/26

Class R2

LADQX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$147	1.26%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 33.75%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class R2	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,102	$10,106	$10,014
9/30/2016	$10,273	$10,252	$10,016
10/31/2016	$9,539	$9,615	$9,833
11/30/2016	$10,023	$10,475	$10,197
12/31/2016	$9,824	$10,618	$10,399
1/31/2017	$10,216	$10,790	$10,596
2/28/2017	$10,592	$11,055	$11,017
3/31/2017	$10,632	$11,186	$11,030
4/30/2017	$10,711	$11,392	$11,143
5/31/2017	$10,768	$11,288	$11,300
6/30/2017	$11,053	$11,677	$11,370
7/31/2017	$11,252	$11,776	$11,604
8/31/2017	$11,286	$11,762	$11,640
9/30/2017	$11,827	$12,403	$11,880
10/31/2017	$12,180	$12,595	$12,157
11/30/2017	$12,482	$12,957	$12,530
12/31/2017	$12,715	$12,971	$12,669
1/31/2018	$13,199	$13,477	$13,395
2/28/2018	$13,324	$13,093	$12,901
3/31/2018	$13,614	$13,270	$12,573
4/30/2018	$13,910	$13,283	$12,621
5/31/2018	$15,333	$14,119	$12,925
6/30/2018	$15,635	$14,229	$13,005
7/31/2018	$15,555	$14,474	$13,489
8/31/2018	$17,570	$15,375	$13,928
9/30/2018	$17,524	$15,015	$14,008
10/31/2018	$15,065	$13,115	$13,050
11/30/2018	$14,891	$13,321	$13,316
12/31/2018	$13,316	$11,764	$12,114
1/31/2019	$15,414	$13,123	$13,085
2/28/2019	$17,081	$13,970	$13,505
3/31/2019	$16,897	$13,781	$13,767
4/30/2019	$17,304	$14,201	$14,324
5/31/2019	$16,843	$13,147	$13,414
6/30/2019	$18,418	$14,160	$14,360
7/31/2019	$18,956	$14,298	$14,566
8/31/2019	$17,942	$13,681	$14,335
9/30/2019	$16,313	$13,569	$14,603
10/31/2019	$16,659	$13,955	$14,920
11/30/2019	$17,255	$14,776	$15,461
12/31/2019	$17,507	$15,115	$15,928
1/31/2020	$17,884	$14,948	$15,922
2/29/2020	$17,178	$13,869	$14,611
3/31/2020	$14,526	$11,221	$12,806
4/30/2020	$16,936	$12,892	$14,448
5/31/2020	$19,191	$14,110	$15,136
6/30/2020	$20,410	$14,652	$15,437
7/31/2020	$21,755	$15,156	$16,308
8/31/2020	$23,013	$16,045	$17,480
9/30/2020	$23,642	$15,701	$16,816
10/31/2020	$24,194	$15,820	$16,369
11/30/2020	$27,341	$18,610	$18,160
12/31/2020	$30,092	$20,350	$18,859
1/31/2021	$31,371	$21,331	$18,668
2/28/2021	$32,541	$22,035	$19,183
3/31/2021	$30,569	$21,342	$20,023
4/30/2021	$31,934	$21,807	$21,092
5/31/2021	$29,973	$21,184	$21,239
6/30/2021	$31,414	$22,178	$21,735
7/31/2021	$30,818	$21,370	$22,251
8/31/2021	$31,620	$21,758	$22,928
9/30/2021	$30,233	$20,924	$21,861
10/31/2021	$31,923	$21,904	$23,393
11/30/2021	$29,300	$20,834	$23,231
12/31/2021	$29,189	$20,926	$24,272
1/31/2022	$23,713	$18,122	$23,016
2/28/2022	$23,726	$18,201	$22,327
3/31/2022	$23,541	$18,284	$23,156
4/30/2022	$20,391	$16,041	$21,137
5/31/2022	$19,812	$15,738	$21,175
6/30/2022	$18,557	$14,763	$19,427
7/31/2022	$20,329	$16,416	$21,219
8/31/2022	$20,268	$16,262	$20,353
9/30/2022	$18,643	$14,799	$18,479
10/31/2022	$19,788	$16,204	$19,975
11/30/2022	$19,849	$16,468	$21,091
12/31/2022	$18,594	$15,411	$19,876
1/31/2023	$20,145	$16,944	$21,125
2/28/2023	$19,948	$16,760	$20,610
3/31/2023	$20,120	$16,347	$21,366
4/30/2023	$19,628	$16,157	$21,700
5/31/2023	$19,935	$16,160	$21,794
6/30/2023	$20,760	$17,499	$23,234
7/31/2023	$21,018	$18,318	$23,980
8/31/2023	$19,579	$17,364	$23,599
9/30/2023	$18,053	$16,219	$22,474
10/31/2023	$16,502	$14,968	$22,001
11/30/2023	$18,225	$16,331	$24,010
12/31/2023	$20,095	$18,286	$25,101
1/31/2024	$20,194	$17,700	$25,523
2/29/2024	$22,077	$19,137	$26,886
3/31/2024	$22,618	$19,673	$27,751
4/30/2024	$21,240	$18,158	$26,617
5/31/2024	$22,150	$19,130	$27,937
6/30/2024	$22,815	$19,098	$28,939
7/31/2024	$22,803	$20,662	$29,292
8/31/2024	$23,664	$20,433	$30,002
9/30/2024	$24,230	$20,704	$30,643
10/31/2024	$23,984	$20,430	$30,365
11/30/2024	$26,224	$22,935	$32,148
12/31/2024	$24,415	$21,057	$31,381
1/31/2025	$24,870	$21,723	$32,255
2/28/2025	$22,249	$20,252	$31,834
3/31/2025	$20,083	$18,717	$30,041
4/30/2025	$20,846	$18,597	$29,837
5/31/2025	$22,200	$19,791	$31,715
6/30/2025	$24,119	$20,956	$33,328
7/31/2025	$24,649	$21,313	$34,076
8/31/2025	$26,138	$22,574	$34,766
9/30/2025	$27,405	$23,511	$36,035
10/31/2025	$28,660	$24,272	$36,879
11/30/2025	$28,672	$24,106	$36,970
12/31/2025	$27,823	$23,797	$36,992
1/31/2026	$28,882	$24,744	$37,529
2/28/2026	$28,894	$24,684	$37,243
3/31/2026	$27,663	$23,129	$35,389
4/30/2026	$32,512	$26,527	$39,102
5/31/2026	$36,314	$28,077	$41,160
6/30/2026	$38,406	$29,075	$40,768
7/31/2026	$32,967	$27,371	$40,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	33.75%	1.36%	12.67%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LADQX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-1044-R2

09/26

Class R3

LADRX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.16%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 33.89%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class R3	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,101	$10,106	$10,014
9/30/2016	$10,269	$10,252	$10,016
10/31/2016	$9,540	$9,615	$9,833
11/30/2016	$10,022	$10,475	$10,197
12/31/2016	$9,821	$10,618	$10,399
1/31/2017	$10,219	$10,790	$10,596
2/28/2017	$10,595	$11,055	$11,017
3/31/2017	$10,634	$11,186	$11,030
4/30/2017	$10,712	$11,392	$11,143
5/31/2017	$10,774	$11,288	$11,300
6/30/2017	$11,060	$11,677	$11,370
7/31/2017	$11,262	$11,776	$11,604
8/31/2017	$11,296	$11,762	$11,640
9/30/2017	$11,834	$12,403	$11,880
10/31/2017	$12,193	$12,595	$12,157
11/30/2017	$12,496	$12,957	$12,530
12/31/2017	$12,731	$12,971	$12,669
1/31/2018	$13,214	$13,477	$13,395
2/28/2018	$13,337	$13,093	$12,901
3/31/2018	$13,629	$13,270	$12,573
4/30/2018	$13,932	$13,283	$12,621
5/31/2018	$15,362	$14,119	$12,925
6/30/2018	$15,665	$14,229	$13,005
7/31/2018	$15,586	$14,474	$13,489
8/31/2018	$17,605	$15,375	$13,928
9/30/2018	$17,560	$15,015	$14,008
10/31/2018	$15,093	$13,115	$13,050
11/30/2018	$14,922	$13,321	$13,316
12/31/2018	$13,341	$11,764	$12,114
1/31/2019	$15,449	$13,123	$13,085
2/28/2019	$17,121	$13,970	$13,505
3/31/2019	$16,932	$13,781	$13,767
4/30/2019	$17,346	$14,201	$14,324
5/31/2019	$16,887	$13,147	$13,414
6/30/2019	$18,468	$14,160	$14,360
7/31/2019	$19,003	$14,298	$14,566
8/31/2019	$17,994	$13,681	$14,335
9/30/2019	$16,360	$13,569	$14,603
10/31/2019	$16,706	$13,955	$14,920
11/30/2019	$17,307	$14,776	$15,461
12/31/2019	$17,561	$15,115	$15,928
1/31/2020	$17,938	$14,948	$15,922
2/29/2020	$17,231	$13,869	$14,611
3/31/2020	$14,573	$11,221	$12,806
4/30/2020	$16,996	$12,892	$14,448
5/31/2020	$19,267	$14,110	$15,136
6/30/2020	$20,483	$14,652	$15,437
7/31/2020	$21,841	$15,156	$16,308
8/31/2020	$23,104	$16,045	$17,480
9/30/2020	$23,735	$15,701	$16,816
10/31/2020	$24,301	$15,820	$16,369
11/30/2020	$27,461	$18,610	$18,160
12/31/2020	$30,226	$20,350	$18,859
1/31/2021	$31,509	$21,331	$18,668
2/28/2021	$32,686	$22,035	$19,183
3/31/2021	$30,699	$21,342	$20,023
4/30/2021	$32,076	$21,807	$21,092
5/31/2021	$30,121	$21,184	$21,239
6/30/2021	$31,561	$22,178	$21,735
7/31/2021	$30,962	$21,370	$22,251
8/31/2021	$31,771	$21,758	$22,928
9/30/2021	$30,384	$20,924	$21,861
10/31/2021	$32,087	$21,904	$23,393
11/30/2021	$29,446	$20,834	$23,231
12/31/2021	$29,339	$20,926	$24,272
1/31/2022	$23,847	$18,122	$23,016
2/28/2022	$23,859	$18,201	$22,327
3/31/2022	$23,681	$18,284	$23,156
4/30/2022	$20,507	$16,041	$21,137
5/31/2022	$19,924	$15,738	$21,175
6/30/2022	$18,664	$14,763	$19,427
7/31/2022	$20,447	$16,416	$21,219
8/31/2022	$20,388	$16,262	$20,353
9/30/2022	$18,759	$14,799	$18,479
10/31/2022	$19,912	$16,204	$19,975
11/30/2022	$19,972	$16,468	$21,091
12/31/2022	$18,712	$15,411	$19,876
1/31/2023	$20,269	$16,944	$21,125
2/28/2023	$20,079	$16,760	$20,610
3/31/2023	$20,257	$16,347	$21,366
4/30/2023	$19,758	$16,157	$21,700
5/31/2023	$20,067	$16,160	$21,794
6/30/2023	$20,899	$17,499	$23,234
7/31/2023	$21,161	$18,318	$23,980
8/31/2023	$19,710	$17,364	$23,599
9/30/2023	$18,177	$16,219	$22,474
10/31/2023	$16,619	$14,968	$22,001
11/30/2023	$18,367	$16,331	$24,010
12/31/2023	$20,245	$18,286	$25,101
1/31/2024	$20,352	$17,700	$25,523
2/29/2024	$22,242	$19,137	$26,886
3/31/2024	$22,789	$19,673	$27,751
4/30/2024	$21,410	$18,158	$26,617
5/31/2024	$22,314	$19,130	$27,937
6/30/2024	$22,991	$19,098	$28,939
7/31/2024	$22,991	$20,662	$29,292
8/31/2024	$23,859	$20,433	$30,002
9/30/2024	$24,430	$20,704	$30,643
10/31/2024	$24,180	$20,430	$30,365
11/30/2024	$26,439	$22,935	$32,148
12/31/2024	$24,620	$21,057	$31,381
1/31/2025	$25,072	$21,723	$32,255
2/28/2025	$22,433	$20,252	$31,834
3/31/2025	$20,257	$18,717	$30,041
4/30/2025	$21,030	$18,597	$29,837
5/31/2025	$22,397	$19,791	$31,715
6/30/2025	$24,335	$20,956	$33,328
7/31/2025	$24,870	$21,313	$34,076
8/31/2025	$26,368	$22,574	$34,766
9/30/2025	$27,651	$23,511	$36,035
10/31/2025	$28,923	$24,272	$36,879
11/30/2025	$28,935	$24,106	$36,970
12/31/2025	$28,091	$23,797	$36,992
1/31/2026	$29,149	$24,744	$37,529
2/28/2026	$29,173	$24,684	$37,243
3/31/2026	$27,925	$23,129	$35,389
4/30/2026	$32,835	$26,527	$39,102
5/31/2026	$36,662	$28,077	$41,160
6/30/2026	$38,779	$29,075	$40,768
7/31/2026	$33,298	$27,371	$40,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	33.89%	1.47%	12.78%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LADRX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-2049-R3

09/26

Class R4

LADSX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$107	0.91%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 34.25%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class R4	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,104	$10,106	$10,014
9/30/2016	$10,274	$10,252	$10,016
10/31/2016	$9,551	$9,615	$9,833
11/30/2016	$10,033	$10,475	$10,197
12/31/2016	$9,836	$10,618	$10,399
1/31/2017	$10,236	$10,790	$10,596
2/28/2017	$10,614	$11,055	$11,017
3/31/2017	$10,652	$11,186	$11,030
4/30/2017	$10,734	$11,392	$11,143
5/31/2017	$10,795	$11,288	$11,300
6/30/2017	$11,085	$11,677	$11,370
7/31/2017	$11,288	$11,776	$11,604
8/31/2017	$11,326	$11,762	$11,640
9/30/2017	$11,874	$12,403	$11,880
10/31/2017	$12,230	$12,595	$12,157
11/30/2017	$12,537	$12,957	$12,530
12/31/2017	$12,778	$12,971	$12,669
1/31/2018	$13,266	$13,477	$13,395
2/28/2018	$13,392	$13,093	$12,901
3/31/2018	$13,688	$13,270	$12,573
4/30/2018	$13,995	$13,283	$12,621
5/31/2018	$15,430	$14,119	$12,925
6/30/2018	$15,742	$14,229	$13,005
7/31/2018	$15,666	$14,474	$13,489
8/31/2018	$17,699	$15,375	$13,928
9/30/2018	$17,655	$15,015	$14,008
10/31/2018	$15,184	$13,115	$13,050
11/30/2018	$15,018	$13,321	$13,316
12/31/2018	$13,423	$11,764	$12,114
1/31/2019	$15,550	$13,123	$13,085
2/28/2019	$17,240	$13,970	$13,505
3/31/2019	$17,050	$13,781	$13,767
4/30/2019	$17,466	$14,201	$14,324
5/31/2019	$17,007	$13,147	$13,414
6/30/2019	$18,602	$14,160	$14,360
7/31/2019	$19,148	$14,298	$14,566
8/31/2019	$18,136	$13,681	$14,335
9/30/2019	$16,490	$13,569	$14,603
10/31/2019	$16,846	$13,955	$14,920
11/30/2019	$17,456	$14,776	$15,461
12/31/2019	$17,718	$15,115	$15,928
1/31/2020	$18,097	$14,948	$15,922
2/29/2020	$17,393	$13,869	$14,611
3/31/2020	$14,712	$11,221	$12,806
4/30/2020	$17,158	$12,892	$14,448
5/31/2020	$19,451	$14,110	$15,136
6/30/2020	$20,688	$14,652	$15,437
7/31/2020	$22,059	$15,156	$16,308
8/31/2020	$23,341	$16,045	$17,480
9/30/2020	$23,982	$15,701	$16,816
10/31/2020	$24,560	$15,820	$16,369
11/30/2020	$27,767	$18,610	$18,160
12/31/2020	$30,559	$20,350	$18,859
1/31/2021	$31,869	$21,331	$18,668
2/28/2021	$33,070	$22,035	$19,183
3/31/2021	$31,069	$21,342	$20,023
4/30/2021	$32,460	$21,807	$21,092
5/31/2021	$30,489	$21,184	$21,239
6/30/2021	$31,959	$22,178	$21,735
7/31/2021	$31,359	$21,370	$22,251
8/31/2021	$32,180	$21,758	$22,928
9/30/2021	$30,779	$20,924	$21,861
10/31/2021	$32,510	$21,904	$23,393
11/30/2021	$29,846	$20,834	$23,231
12/31/2021	$29,745	$20,926	$24,272
1/31/2022	$24,178	$18,122	$23,016
2/28/2022	$24,189	$18,201	$22,327
3/31/2022	$24,021	$18,284	$23,156
4/30/2022	$20,799	$16,041	$21,137
5/31/2022	$20,216	$15,738	$21,175
6/30/2022	$18,936	$14,763	$19,427
7/31/2022	$20,754	$16,416	$21,219
8/31/2022	$20,698	$16,262	$20,353
9/30/2022	$19,048	$14,799	$18,479
10/31/2022	$20,227	$16,204	$19,975
11/30/2022	$20,283	$16,468	$21,091
12/31/2022	$19,015	$15,411	$19,876
1/31/2023	$20,609	$16,944	$21,125
2/28/2023	$20,418	$16,760	$20,610
3/31/2023	$20,597	$16,347	$21,366
4/30/2023	$20,092	$16,157	$21,700
5/31/2023	$20,418	$16,160	$21,794
6/30/2023	$21,271	$17,499	$23,234
7/31/2023	$21,540	$18,318	$23,980
8/31/2023	$20,070	$17,364	$23,599
9/30/2023	$18,510	$16,219	$22,474
10/31/2023	$16,927	$14,968	$22,001
11/30/2023	$18,700	$16,331	$24,010
12/31/2023	$20,631	$18,286	$25,101
1/31/2024	$20,732	$17,700	$25,523
2/29/2024	$22,674	$19,137	$26,886
3/31/2024	$23,235	$19,673	$27,751
4/30/2024	$21,821	$18,158	$26,617
5/31/2024	$22,764	$19,130	$27,937
6/30/2024	$23,448	$19,098	$28,939
7/31/2024	$23,460	$20,662	$29,292
8/31/2024	$24,346	$20,433	$30,002
9/30/2024	$24,930	$20,704	$30,643
10/31/2024	$24,694	$20,430	$30,365
11/30/2024	$26,995	$22,935	$32,148
12/31/2024	$25,143	$21,057	$31,381
1/31/2025	$25,615	$21,723	$32,255
2/28/2025	$22,932	$20,252	$31,834
3/31/2025	$20,698	$18,717	$30,041
4/30/2025	$21,495	$18,597	$29,837
5/31/2025	$22,898	$19,791	$31,715
6/30/2025	$24,885	$20,956	$33,328
7/31/2025	$25,435	$21,313	$34,076
8/31/2025	$26,973	$22,574	$34,766
9/30/2025	$28,297	$23,511	$36,035
10/31/2025	$29,600	$24,272	$36,879
11/30/2025	$29,633	$24,106	$36,970
12/31/2025	$28,758	$23,797	$36,992
1/31/2026	$29,858	$24,744	$37,529
2/28/2026	$29,880	$24,684	$37,243
3/31/2026	$28,612	$23,129	$35,389
4/30/2026	$33,640	$26,527	$39,102
5/31/2026	$37,580	$28,077	$41,160
6/30/2026	$39,758	$29,075	$40,768
7/31/2026	$34,146	$27,371	$40,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	34.25%	1.72%	13.07%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LADSX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-8702-R4

09/26

Class R5

LADTX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$77	0.66%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 34.58%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class R5	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,106	$10,106	$10,014
9/30/2016	$10,279	$10,252	$10,016
10/31/2016	$9,553	$9,615	$9,833
11/30/2016	$10,038	$10,475	$10,197
12/31/2016	$9,841	$10,618	$10,399
1/31/2017	$10,245	$10,790	$10,596
2/28/2017	$10,625	$11,055	$11,017
3/31/2017	$10,673	$11,186	$11,030
4/30/2017	$10,754	$11,392	$11,143
5/31/2017	$10,817	$11,288	$11,300
6/30/2017	$11,110	$11,677	$11,370
7/31/2017	$11,317	$11,776	$11,604
8/31/2017	$11,355	$11,762	$11,640
9/30/2017	$11,903	$12,403	$11,880
10/31/2017	$12,268	$12,595	$12,157
11/30/2017	$12,580	$12,957	$12,530
12/31/2017	$12,821	$12,971	$12,669
1/31/2018	$13,316	$13,477	$13,395
2/28/2018	$13,445	$13,093	$12,901
3/31/2018	$13,743	$13,270	$12,573
4/30/2018	$14,051	$13,283	$12,621
5/31/2018	$15,502	$14,119	$12,925
6/30/2018	$15,815	$14,229	$13,005
7/31/2018	$15,742	$14,474	$13,489
8/31/2018	$17,790	$15,375	$13,928
9/30/2018	$17,746	$15,015	$14,008
10/31/2018	$15,267	$13,115	$13,050
11/30/2018	$15,102	$13,321	$13,316
12/31/2018	$13,503	$11,764	$12,114
1/31/2019	$15,642	$13,123	$13,085
2/28/2019	$17,346	$13,970	$13,505
3/31/2019	$17,162	$13,781	$13,767
4/30/2019	$17,585	$14,201	$14,324
5/31/2019	$17,125	$13,147	$13,414
6/30/2019	$18,737	$14,160	$14,360
7/31/2019	$19,289	$14,298	$14,566
8/31/2019	$18,271	$13,681	$14,335
9/30/2019	$16,622	$13,569	$14,603
10/31/2019	$16,984	$13,955	$14,920
11/30/2019	$17,595	$14,776	$15,461
12/31/2019	$17,865	$15,115	$15,928
1/31/2020	$18,253	$14,948	$15,922
2/29/2020	$17,544	$13,869	$14,611
3/31/2020	$14,840	$11,221	$12,806
4/30/2020	$17,310	$12,892	$14,448
5/31/2020	$19,641	$14,110	$15,136
6/30/2020	$20,890	$14,652	$15,437
7/31/2020	$22,279	$15,156	$16,308
8/31/2020	$23,579	$16,045	$17,480
9/30/2020	$24,230	$15,701	$16,816
10/31/2020	$24,821	$15,820	$16,369
11/30/2020	$28,060	$18,610	$18,160
12/31/2020	$30,899	$20,350	$18,859
1/31/2021	$32,223	$21,331	$18,668
2/28/2021	$33,444	$22,035	$19,183
3/31/2021	$31,430	$21,342	$20,023
4/30/2021	$32,849	$21,807	$21,092
5/31/2021	$30,851	$21,184	$21,239
6/30/2021	$32,350	$22,178	$21,735
7/31/2021	$31,747	$21,370	$22,251
8/31/2021	$32,588	$21,758	$22,928
9/30/2021	$31,176	$20,924	$21,861
10/31/2021	$32,937	$21,904	$23,393
11/30/2021	$30,248	$20,834	$23,231
12/31/2021	$30,153	$20,926	$24,272
1/31/2022	$24,512	$18,122	$23,016
2/28/2022	$24,530	$18,201	$22,327
3/31/2022	$24,356	$18,284	$23,156
4/30/2022	$21,098	$16,041	$21,137
5/31/2022	$20,509	$15,738	$21,175
6/30/2022	$19,218	$14,763	$19,427
7/31/2022	$21,072	$16,416	$21,219
8/31/2022	$21,020	$16,262	$20,353
9/30/2022	$19,348	$14,799	$18,479
10/31/2022	$20,535	$16,204	$19,975
11/30/2022	$20,604	$16,468	$21,091
12/31/2022	$19,322	$15,411	$19,876
1/31/2023	$20,942	$16,944	$21,125
2/28/2023	$20,752	$16,760	$20,610
3/31/2023	$20,942	$16,347	$21,366
4/30/2023	$20,431	$16,157	$21,700
5/31/2023	$20,769	$16,160	$21,794
6/30/2023	$21,636	$17,499	$23,234
7/31/2023	$21,913	$18,318	$23,980
8/31/2023	$20,423	$17,364	$23,599
9/30/2023	$18,837	$16,219	$22,474
10/31/2023	$17,234	$14,968	$22,001
11/30/2023	$19,045	$16,331	$24,010
12/31/2023	$21,012	$18,286	$25,101
1/31/2024	$21,124	$17,700	$25,523
2/29/2024	$23,100	$19,137	$26,886
3/31/2024	$23,680	$19,673	$27,751
4/30/2024	$22,251	$18,158	$26,617
5/31/2024	$23,204	$19,130	$27,937
6/30/2024	$23,914	$19,098	$28,939
7/31/2024	$23,923	$20,662	$29,292
8/31/2024	$24,841	$20,433	$30,002
9/30/2024	$25,439	$20,704	$30,643
10/31/2024	$25,197	$20,430	$30,365
11/30/2024	$27,562	$22,935	$32,148
12/31/2024	$25,679	$21,057	$31,381
1/31/2025	$26,165	$21,723	$32,255
2/28/2025	$23,421	$20,252	$31,834
3/31/2025	$21,147	$18,717	$30,041
4/30/2025	$21,972	$18,597	$29,837
5/31/2025	$23,404	$19,791	$31,715
6/30/2025	$25,435	$20,956	$33,328
7/31/2025	$26,008	$21,313	$34,076
8/31/2025	$27,588	$22,574	$34,766
9/30/2025	$28,943	$23,511	$36,035
10/31/2025	$30,288	$24,272	$36,879
11/30/2025	$30,314	$24,106	$36,970
12/31/2025	$29,438	$23,797	$36,992
1/31/2026	$30,566	$24,744	$37,529
2/28/2026	$30,601	$24,684	$37,243
3/31/2026	$29,299	$23,129	$35,389
4/30/2026	$34,464	$26,527	$39,102
5/31/2026	$38,501	$28,077	$41,160
6/30/2026	$40,749	$29,075	$40,768
7/31/2026	$35,002	$27,371	$40,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	34.58%	1.97%	13.35%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LADTX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-8734-R5

09/26

Class R6

LADVX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to July 31, 2026 (the "reporting period"). You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.59%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2026, the Fund returned 34.67%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 28.42% return of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 19.56% over the same period.

Markets navigated a resilient economic backdrop amid geopolitical and inflation uncertainty. Healthy consumer spending, labor markets, and corporate earnings supported the outlook, while artificial intelligence ("AI") disruption concerns and U.S.-Iran tensions drove volatility and higher energy prices. A June ceasefire stabilized oil markets, though geopolitical tensions continued to influence Treasury yields. Meanwhile, Kevin Warsh became Fed Chair, and the Fed held rates unchanged in July amid resilient economic data.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance over the period, driven by an allocation to Comfort Systems USA, a provider of commercial heating, cooling, and electrical services. Security selection within the Information Technology sector also contributed to relative performance, driven by an allocation to Astera Labs, a semiconductor technology company.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance over the period, driven by an allocation to Planet Fitness, a fitness center operator and franchisor. Security selection within the Consumer Staples sector also detracted from relative performance, driven by an allocation to Celsius Holdings, an energy drink company.

Fund Performance

Total Return Based on $10,000 Investment

Table Summary
	Class R6	Russell 2000 Growth Index	S&P 500 Index
7/31/2016	$10,000	$10,000	$10,000
8/31/2016	$10,106	$10,106	$10,014
9/30/2016	$10,278	$10,252	$10,016
10/31/2016	$9,554	$9,615	$9,833
11/30/2016	$10,038	$10,475	$10,197
12/31/2016	$9,847	$10,618	$10,399
1/31/2017	$10,249	$10,790	$10,596
2/28/2017	$10,633	$11,055	$11,017
3/31/2017	$10,681	$11,186	$11,030
4/30/2017	$10,763	$11,392	$11,143
5/31/2017	$10,830	$11,288	$11,300
6/30/2017	$11,122	$11,677	$11,370
7/31/2017	$11,329	$11,776	$11,604
8/31/2017	$11,372	$11,762	$11,640
9/30/2017	$11,918	$12,403	$11,880
10/31/2017	$12,283	$12,595	$12,157
11/30/2017	$12,600	$12,957	$12,530
12/31/2017	$12,839	$12,971	$12,669
1/31/2018	$13,338	$13,477	$13,395
2/28/2018	$13,468	$13,093	$12,901
3/31/2018	$13,770	$13,270	$12,573
4/30/2018	$14,077	$13,283	$12,621
5/31/2018	$15,530	$14,119	$12,925
6/30/2018	$15,842	$14,229	$13,005
7/31/2018	$15,770	$14,474	$13,489
8/31/2018	$17,827	$15,375	$13,928
9/30/2018	$17,784	$15,015	$14,008
10/31/2018	$15,300	$13,115	$13,050
11/30/2018	$15,136	$13,321	$13,316
12/31/2018	$13,535	$11,764	$12,114
1/31/2019	$15,679	$13,123	$13,085
2/28/2019	$17,390	$13,970	$13,505
3/31/2019	$17,207	$13,781	$13,767
4/30/2019	$17,635	$14,201	$14,324
5/31/2019	$17,170	$13,147	$13,414
6/30/2019	$18,790	$14,160	$14,360
7/31/2019	$19,346	$14,298	$14,566
8/31/2019	$18,325	$13,681	$14,335
9/30/2019	$16,669	$13,569	$14,603
10/31/2019	$17,036	$13,955	$14,920
11/30/2019	$17,658	$14,776	$15,461
12/31/2019	$17,920	$15,115	$15,928
1/31/2020	$18,320	$14,948	$15,922
2/29/2020	$17,607	$13,869	$14,611
3/31/2020	$14,900	$11,221	$12,806
4/30/2020	$17,374	$12,892	$14,448
5/31/2020	$19,710	$14,110	$15,136
6/30/2020	$20,968	$14,652	$15,437
7/31/2020	$22,365	$15,156	$16,308
8/31/2020	$23,667	$16,045	$17,480
9/30/2020	$24,322	$15,701	$16,816
10/31/2020	$24,912	$15,820	$16,369
11/30/2020	$28,173	$18,610	$18,160
12/31/2020	$31,021	$20,350	$18,859
1/31/2021	$32,355	$21,331	$18,668
2/28/2021	$33,577	$22,035	$19,183
3/31/2021	$31,558	$21,342	$20,023
4/30/2021	$32,986	$21,807	$21,092
5/31/2021	$30,982	$21,184	$21,239
6/30/2021	$32,497	$22,178	$21,735
7/31/2021	$31,897	$21,370	$22,251
8/31/2021	$32,741	$21,758	$22,928
9/30/2021	$31,329	$20,924	$21,861
10/31/2021	$33,096	$21,904	$23,393
11/30/2021	$30,398	$20,834	$23,231
12/31/2021	$30,303	$20,926	$24,272
1/31/2022	$24,635	$18,122	$23,016
2/28/2022	$24,652	$18,201	$22,327
3/31/2022	$24,489	$18,284	$23,156
4/30/2022	$21,216	$16,041	$21,137
5/31/2022	$20,621	$15,738	$21,175
6/30/2022	$19,329	$14,763	$19,427
7/31/2022	$21,190	$16,416	$21,219
8/31/2022	$21,138	$16,262	$20,353
9/30/2022	$19,458	$14,799	$18,479
10/31/2022	$20,664	$16,204	$19,975
11/30/2022	$20,733	$16,468	$21,091
12/31/2022	$19,441	$15,411	$19,876
1/31/2023	$21,069	$16,944	$21,125
2/28/2023	$20,880	$16,760	$20,610
3/31/2023	$21,069	$16,347	$21,366
4/30/2023	$20,561	$16,157	$21,700
5/31/2023	$20,897	$16,160	$21,794
6/30/2023	$21,775	$17,499	$23,234
7/31/2023	$22,051	$18,318	$23,980
8/31/2023	$20,552	$17,364	$23,599
9/30/2023	$18,967	$16,219	$22,474
10/31/2023	$17,348	$14,968	$22,001
11/30/2023	$19,174	$16,331	$24,010
12/31/2023	$21,155	$18,286	$25,101
1/31/2024	$21,276	$17,700	$25,523
2/29/2024	$23,266	$19,137	$26,886
3/31/2024	$23,851	$19,673	$27,751
4/30/2024	$22,413	$18,158	$26,617
5/31/2024	$23,378	$19,130	$27,937
6/30/2024	$24,092	$19,098	$28,939
7/31/2024	$24,101	$20,662	$29,292
8/31/2024	$25,031	$20,433	$30,002
9/30/2024	$25,643	$20,704	$30,643
10/31/2024	$25,402	$20,430	$30,365
11/30/2024	$27,779	$22,935	$32,148
12/31/2024	$25,881	$21,057	$31,381
1/31/2025	$26,373	$21,723	$32,255
2/28/2025	$23,611	$20,252	$31,834
3/31/2025	$21,324	$18,717	$30,041
4/30/2025	$22,153	$18,597	$29,837
5/31/2025	$23,602	$19,791	$31,715
6/30/2025	$25,656	$20,956	$33,328
7/31/2025	$26,234	$21,313	$34,076
8/31/2025	$27,831	$22,574	$34,766
9/30/2025	$29,195	$23,511	$36,035
10/31/2025	$30,558	$24,272	$36,879
11/30/2025	$30,584	$24,106	$36,970
12/31/2025	$29,704	$23,797	$36,992
1/31/2026	$30,843	$24,744	$37,529
2/28/2026	$30,877	$24,684	$37,243
3/31/2026	$29,566	$23,129	$35,389
4/30/2026	$34,778	$26,527	$39,102
5/31/2026	$38,860	$28,077	$41,160
6/30/2026	$41,129	$29,075	$40,768
7/31/2026	$35,330	$27,371	$40,742

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

Table Summary
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	34.67%	2.07%	13.45%
Russell 2000 Growth Index	28.42%	5.07%	10.59%
S&P 500 Index	19.56%	12.86%	15.08%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2026)

Table Summary
Total Net Assets	$2,220,280,642
# of Portfolio Holdings	92
Portfolio Turnover Rate	110%
Total Advisory Fees Paid	$10,884,699

What did the Fund invest in?

(as of July 31, 2026)

Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.33%
Consumer Discretionary	7.16%
Consumer Staples	1.11%
Financials	4.44%
Health Care	28.41%
Industrials	25.56%
Information Technology	27.42%
Repurchase Agreements	2.09%
Money Market FundsFootnote Reference†	1.33%
Time DepositsFootnote Reference†	0.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote†	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material changes to the Fund during the reporting period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LADVX

Lord Abbett Developing Growth Fund

Annual Shareholder Report

July 31, 2026

lordabbett.com/FundDocuments

TSR-A-8766-R6

09/26

(b) Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 31, 2026 (the “Period”).

(b)	Not applicable.

(c)	During the Period, the Registrant updated its Code of Ethics solely to reflect a change to the Registrant’s principal financial officer and principal accounting officer, effective May 22, 2026.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch, and Peter J. McNamara. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2026 and 2025 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2026	2025
Audit Fees {a}	$48,500	$46,000
Audit-Related Fees	- 0 -	0
Total audit and audit-related fees	$48,500	$46,000

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -

Total Fees	$48,500	$46,000

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended July 31, 2026 and 2025 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2026 and 2025 were:

	Fiscal year ended:
	2026	2025
All Other Fees {a}	$275,000	$260,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2026 and 2025 were:

	Fiscal year ended:
	2026	2025
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for the approval of the investment advisory contract is included as part of the report to shareholders filed under Item 1 (a) of this Form N-CSR.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Developing Growth Fund

For the fiscal year ended July 31, 2026

Table of Contents

1	Schedule of Investments (Item 7)

5	Statement of Assets and Liabilities (Item 7)

7	Statement of Operations (Item 7)

8	Statements of Changes in Net Assets (Item 7)

10	Financial Highlights (Item 7)

14	Notes to Financial Statements (Item 7)

25	Report of Independent Registered Public Accounting Firm (Item 7)

26	Changes in and Disagreements with Accountants (Item 8)

26	Proxy Disclosures (Item 9)

26	Remuneration Paid to Directors, Officers, and Others (Item 10)

26	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments

July 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.50%

COMMON STOCKS 97.50%

Aerospace & Defense 5.76%
Applied Aerospace & Defense, Inc.*	173,797	$3,250,004
Carpenter Technology Corp.	48,380	25,141,151
FTAI Aviation Ltd.	73,377	15,115,662
Mercury Systems, Inc.*	340,655	33,077,601
Moog, Inc. Class A	69,765	27,197,885
VSE Corp.	124,049	24,113,885
Total		127,896,188

Beverages 1.12%
Vita Coco Co., Inc.*	377,004	24,859,644

Biotechnology 18.19%
Arrowhead Pharmaceuticals, Inc.*	249,442	21,115,265
Ascendis Pharma AS (Denmark)*(a)	84,509	20,612,590
Bridgebio Pharma, Inc.*	356,111	28,520,930
CG oncology, Inc.*	299,175	21,298,268
Cogent Biosciences, Inc.*	1,057,487	41,167,969
Dianthus Therapeutics, Inc.*	216,767	23,176,728
Krystal Biotech, Inc.*	52,135	17,784,291
Kymera Therapeutics, Inc.*	108,430	11,211,662
Madrigal Pharmaceuticals, Inc.*	71,320	33,329,263
Mirum Pharmaceuticals, Inc.*	275,759	29,216,666
Oruka Therapeutics, Inc.*(b)	225,118	21,726,138
Praxis Precision Medicines, Inc.*	76,554	23,565,618
Protagonist Therapeutics, Inc.*	198,742	27,156,107
PTC Therapeutics, Inc.*	426,506	29,006,673
Investments	Shares	Fair Value
Biotechnology (continued)
Revolution Medicines, Inc.*	102,627	$19,245,642
Tango Therapeutics, Inc.*	851,196	23,135,507
Twist Bioscience Corp.*	137,753	12,611,287
Total		403,880,604

Broadline Retail 1.04%
Pattern Group, Inc. Class A*	1,005,140	23,138,323

Building Products 1.51%
Modine Manufacturing Co.*	166,459	33,468,246

Capital Markets 3.62%
Evercore, Inc. Class A	54,437	17,450,325
Miami International Holdings, Inc.*	426,462	20,060,772
StoneX Group, Inc.*	243,021	18,608,118
WisdomTree, Inc.	1,248,491	24,183,271
Total		80,302,486

Communications Equipment 0.92%
Extreme Networks, Inc.*	675,193	20,350,317

Construction & Engineering 10.96%
Argan, Inc.	71,170	40,597,503
Cardinal Infrastructure Group, Inc. Class A*(b)	440,520	27,263,783
Comfort Systems USA, Inc.	17,349	30,008,392
Construction Partners, Inc. Class A*	287,610	29,724,493
IES Holdings, Inc.*	55,626	41,415,782
Legence Corp. Class A*	472,642	30,216,003
MasTec, Inc.*	39,549	10,405,342
Sterling Infrastructure, Inc.*	56,515	33,726,457
Total		243,357,755

See Notes to Financial Statements.	1

Schedule of Investments (continued)

July 31, 2026

Investments	Shares	Fair Value
Diversified Consumer Services 1.67%
Lincoln Educational Services Corp.*	368,125	$15,394,987
Universal Technical Institute, Inc.*	552,571	21,721,566
Total		37,116,553

Electrical Equipment 1.85%
DPC Holdings PLC (United Kingdom)*(a)	343,659	15,670,850
Nextpower, Inc. Class A*	283,532	25,481,021
Total		41,151,871

Electronic Equipment, Instruments & Components 6.20%
Bel Fuse, Inc. Class B(b)	125,436	34,114,829
Cognex Corp.	309,727	20,206,590
Fabrinet (Thailand)*(a)	39,106	17,027,143
Littelfuse, Inc.	75,642	33,443,598
Sanmina Corp.*	91,614	16,999,894
TTM Technologies, Inc.*	138,001	15,930,835
Total		137,722,889

Entertainment 2.24%
IMAX Corp. (Canada)*(a)	615,420	29,441,693
Sphere Entertainment Co.*(b)	142,081	20,353,103
Total		49,794,796

Ground Transportation 1.52%
Landstar System, Inc.	63,689	11,130,926
Saia, Inc.*	65,173	22,656,090
Total		33,787,016

Health Care Equipment & Supplies 1.36%
Glaukos Corp.*	180,622	30,113,300

Health Care Providers & Services 4.81%
Billiontoone, Inc. Class A*	151,245	20,962,557
Guardant Health, Inc.*	404,933	65,595,097
Hinge Health, Inc. Class A*	269,774	20,154,815
Total		106,712,469
Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 3.85%
Lindblad Expeditions Holdings, Inc.*	563,863	$16,679,068
Navan, Inc. Class A*	1,983,565	52,802,500
Rush Street Interactive, Inc.*	593,162	15,961,989
Total		85,443,557

Information Technology Services 2.77%
DigitalOcean Holdings, Inc.*	373,913	43,934,777
Fastly, Inc. Class A*	771,289	17,477,409
Total		61,412,186

Insurance 0.87%
Neptune Insurance Holdings, Inc. Class A*	609,987	19,342,688

Life Sciences Tools & Services 2.77%
10X Genomics, Inc. Class A*	731,879	34,595,921
Adaptive Biotechnologies Corp.*	1,194,246	26,954,132
Total		61,550,053

Machinery 3.12%
CECO Environmental Corp.*	303,642	20,006,971
RBC Bearings, Inc.*	42,005	23,157,777
SPX Technologies, Inc.*	119,127	26,162,672
Total		69,327,420

Media 0.12%
Liftoff Mobile, Inc.*	119,171	2,645,596

Pharmaceuticals 1.60%
Axsome Therapeutics, Inc.*	55,652	12,131,579
Definium Therapeutics, Inc.*	538,017	23,414,500
Total		35,546,079

2	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2026

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 11.03%
Aehr Test Systems*	222,728	$17,813,785
Allegro MicroSystems, Inc.*(b)	400,037	16,601,536
Astera Labs, Inc.*	42,876	13,344,298
Lattice Semiconductor Corp.*	306,342	38,069,120
MACOM Technology Solutions Holdings, Inc.*	108,165	27,197,008
MKS, Inc.	63,174	18,791,106
Nova Ltd. (Israel)*(a)(b)	92,620	36,202,379
Rambus, Inc.*	121,104	11,024,097
Semtech Corp.*	232,728	27,420,013
SiTime Corp.*	71,875	38,467,500
Total		244,930,842

Software 6.80%
Cipher Digital, Inc.*	1,215,150	27,122,148
Clear Secure, Inc. Class A	345,879	19,106,356
Hut 8 Corp.*	263,415	28,351,356
JFrog Ltd.*	555,226	44,301,483
ServiceTitan, Inc. Class A*	145,804	12,110,480
Terawulf, Inc.*(b)	1,133,753	20,022,078
Total		151,013,901

Specialty Retail 0.68%
Victoria’s Secret & Co.*	169,357	15,018,579

Trading Companies & Distributors 1.12%
Xometry, Inc. Class A*	289,442	24,810,968
Total Common Stocks (cost $1,633,909,572)		2,164,694,326
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.60%

REPURCHASE AGREEMENTS 2.11%
Repurchase Agreement dated 7/31/2026, 3.250% due 8/3/2026 with Fixed Income Clearing Corp. collateralized by $41,235,700 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $47,847,543; proceeds: $46,922,026 (cost $46,909,321)	$46,909,321	$46,909,321

TIME DEPOSITS 0.15%
CitiBank N.A.(c) (cost $3,308,373)	3,308,373	3,308,373

	Shares
MONEY MARKET FUNDS 1.34%
Fidelity Government Portfolio(c) (cost $29,775,361)	29,775,361	29,775,361
Total Short-Term Investments (cost $79,993,055)		79,993,055
Total Investments in Securities 101.10% (cost $1,713,902,627)		2,244,687,381
Other Assets and Liabilities – Net (1.10)%		(24,406,739)
Net Assets 100.00%		$2,220,280,642

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	3

Schedule of Investments (concluded)

July 31, 2026

The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$2,164,694,326	$–	$–	$2,164,694,326
Short-Term Investments
Repurchase Agreements	–	46,909,321	–	46,909,321
Time Deposits	–	3,308,373	–	3,308,373
Money Market Funds	29,775,361	–	–	29,775,361
Total	$2,194,469,687	$50,217,694	$–	$2,244,687,381

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

4	See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2026

ASSETS:
Investments in securities, at cost	$1,713,902,627
Investments in securities, at fair value including $32,590,059 of securities loaned	$2,244,687,381
Receivables:
Investment securities sold	20,111,294
Capital shares sold	1,105,226
Interest	4,235
Securities lending income	20,021
Prepaid expenses and other assets	53,497
Total assets	2,265,981,654
LIABILITIES:
Payables:
Collateral due to broker for securities lending	33,083,734
Investment securities purchased	7,212,375
Capital shares reacquired	3,080,795
Management fee	1,024,663
Directors’ fees	360,386
12b-1 distribution plan	338,735
Fund administration	80,275
Accrued expenses	520,049
Total liabilities	45,701,012
Commitments and contingent liabilities	–
NET ASSETS	$2,220,280,642
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,466,858,893
Total distributable earnings/(loss)	753,421,749
Net Assets	$2,220,280,642

See Notes to Financial Statements.	5

Statement of Assets and Liabilities (concluded)

July 31, 2026

Net assets by class:
Class A Shares	$686,320,290
Class C Shares	$19,649,428
Class F Shares	$25,423,048
Class F3 Shares	$365,799,581
Class I Shares	$756,050,611
Class P Shares	$11,894,379
Class R2 Shares	$2,807,423
Class R3 Shares	$45,106,287
Class R4 Shares	$6,803,140
Class R5 Shares	$5,680,936
Class R6 Shares	$294,745,519
Outstanding shares by class:
Class A Shares (1.12 billion shares of common stock authorized, $.001 par value)	22,554,472
Class C Shares (35 million shares of common stock authorized, $.001 par value)	1,463,559
Class F Shares (134.1 million shares of common stock authorized, $.001 par value)	768,172
Class F3 Shares (89.4 million shares of common stock authorized, $.001 par value)	8,934,945
Class I Shares (335.25 million shares of common stock authorized, $.001 par value)	18,749,872
Class P Shares (30 million shares of common stock authorized, $.001 par value)	424,775
Class R2 Shares (98.75 million shares of common stock authorized, $.001 par value)	104,776
Class R3 Shares (98.75 million shares of common stock authorized, $.001 par value)	1,610,320
Class R4 Shares (98.75 million shares of common stock authorized, $.001 par value)	223,619
Class R5 Shares (98.75 million shares of common stock authorized, $.001 par value)	140,904
Class R6 Shares (98.75 million shares of common stock authorized, $.001 par value)	7,199,812
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$30.43
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$32.29
Class C Shares-Net asset value	$13.43
Class F Shares-Net asset value	$33.10
Class F3 Shares-Net asset value	$40.94
Class I Shares-Net asset value	$40.32
Class P Shares-Net asset value	$28.00
Class R2 Shares-Net asset value	$26.79
Class R3 Shares-Net asset value	$28.01
Class R4 Shares-Net asset value	$30.42
Class R5 Shares-Net asset value	$40.32
Class R6 Shares-Net asset value	$40.94
*	Net asset value may not recalculate due to rounding of fractional shares.

6	See Notes to Financial Statements.

Statement of Operations

For the Year Ended July 31, 2026

Investment income:
Dividends	$1,809,032
Securities lending net income	260,650
Interest and other	1,306,140
Total investment income	3,375,822
Expenses:
Management fee	10,884,699
12b-1 distribution plan–Class A	1,619,249
12b-1 distribution plan–Class C	193,402
12b-1 distribution plan–Class F	25,114
12b-1 distribution plan–Class P	49,275
12b-1 distribution plan–Class R2	14,674
12b-1 distribution plan–Class R3	227,115
12b-1 distribution plan–Class R4	24,063
Shareholder servicing	1,147,716
Fund administration	850,776
Registration	195,490
Reports to shareholders	167,335
Directors’ fees	80,146
Professional	76,435
Custody	30,861
Other	150,523
Gross expenses	15,736,873
Fees waived and expenses reimbursed (See Note 3)	(30,865)
Net expenses	15,706,008
Net investment loss	(12,330,186)
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	577,513,992
Net change in unrealized appreciation/(depreciation) on investments	51,271,585
Net realized and unrealized gain/(loss)	628,785,577
Net Increase in Net Assets Resulting From Operations	$616,455,391

See Notes to Financial Statements.	7

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended July 31, 2026	For the Year Ended July 31, 2025
Operations:
Net investment loss	$(12,330,186)	$(11,055,383)
Net realized gain/(loss)	577,513,992	304,211,188
Net change in unrealized appreciation/(depreciation)	51,271,585	(135,709,322)
Net increase in net assets resulting from operations	616,455,391	157,446,483
Distributions to Shareholders:
Class A	–	(161,111)
Class F	–	(25,929)
Class F3	(9,592)	(649,231)
Class I	(17,911)	(1,569,993)
Class R5	(20)	(29,870)
Class R6	–	(1,279,741)
Total distribution to shareholders	(27,523)	(3,715,875)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	341,752,360	359,442,615
Reinvestment of distributions	26,878	3,600,641
Cost of shares reacquired	(695,045,594)	(999,694,386)
Net decrease in net assets resulting from capital share transactions	(353,266,356)	(636,651,130)
Net increase (decrease) in net assets	263,161,512	(482,920,522)
NET ASSETS:
Beginning of year	$1,957,119,130	$2,440,039,652
End of year	$2,220,280,642	$1,957,119,130

8	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income		Net realized gain	Total distri- butions
Class A
7/31/2026	$22.67	$(0.21)	$7.97	$7.76	$–		$–	$–
7/31/2025	20.91	(0.15)	1.92	1.77	(0.01)		–	(0.01)
7/31/2024	19.20	(0.12)	1.83	1.71	–		–	–
7/31/2023	18.50	(0.12)	0.82	0.70	–		–	–
7/31/2022	31.36	(0.16)	(9.36)	(9.52)	–		(3.34)	(3.34)

Class C
7/31/2026	10.08	(0.18)	3.53	3.35	–		–	–
7/31/2025	9.36	(0.14)	0.86	0.72	–		–	–
7/31/2024	8.66	(0.12)	0.82	0.70	–		–	–
7/31/2023	8.41	(0.11)	0.36	0.25	–		–	–
7/31/2022	16.21	(0.16)	(4.30)	(4.46)	–		(3.34)	(3.34)

Class F
7/31/2026	24.61	(0.18)	8.67	8.49	–		–	–
7/31/2025	22.69	(0.13)	2.08	1.95	(0.03)		–	(0.03)
7/31/2024	20.81	(0.10)	1.98	1.88	–		–	–
7/31/2023	20.03	(0.10)	0.88	0.78	–		–	–
7/31/2022	33.61	(0.14)	(10.10)	(10.24)	–		(3.34)	(3.34)

Class F3
7/31/2026	30.40	(0.16)	10.70	10.54	(0.00	)(c)	–	(0.00	)(c)
7/31/2025	27.99	(0.10)	2.57	2.47	(0.06)		–	(0.06)
7/31/2024	25.61	(0.08)	2.46	2.38	–		–	–
7/31/2023	24.60	(0.08)	1.09	1.01	–		–	–
7/31/2022	40.43	(0.10)	(12.39)	(12.49)	–		(3.34)	(3.34)

Class I
7/31/2026	29.96	(0.18)	10.54	10.36	(0.00	)(c)	–	(0.00	)(c)
7/31/2025	27.61	(0.13)	2.54	2.41	(0.06)		–	(0.06)
7/31/2024	25.29	(0.10)	2.42	2.32	–		–	–
7/31/2023	24.32	(0.09)	1.06	0.97	–		–	–
7/31/2022	40.04	(0.13)	(12.25)	(12.38)	–		(3.34)	(3.34)

Class P
7/31/2026	20.90	(0.24)	7.34	7.10	–		–	–
7/31/2025	19.31	(0.18)	1.77	1.59	–		–	–
7/31/2024	17.77	(0.15)	1.69	1.54	–		–	–
7/31/2023	17.16	(0.14)	0.75	0.61	–		–	–
7/31/2022	29.38	(0.20)	(8.68)	(8.88)	–		(3.34)	(3.34)

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$30.43	34.29	0.91	0.91	(0.75)	$686,320	110
22.67	8.39	0.94	0.94	(0.70)	565,439	112
20.91	8.91	0.94	0.94	(0.67)	613,648	122
19.20	3.78	0.92	0.92	(0.65)	675,765	128
18.50	(33.80)	0.94	0.94	(0.67)	703,073	116

13.43	33.13	1.66	1.66	(1.50)	19,649	110
10.08	7.69	1.69	1.69	(1.45)	17,799	112
9.36	8.08	1.69	1.69	(1.42)	19,943	122
8.66	2.97	1.68	1.68	(1.40)	23,486	128
8.41	(34.30)	1.69	1.69	(1.42)	27,447	116

33.10	34.50	0.76	0.76	(0.60)	25,423	110
24.61	8.60	0.79	0.79	(0.55)	22,298	112
22.69	9.03	0.79	0.79	(0.52)	20,464	122
20.81	3.89	0.78	0.78	(0.50)	43,337	128
20.03	(33.69)	0.79	0.79	(0.52)	177,913	116

40.94	34.67	0.59	0.59	(0.43)	365,800	110
30.40	8.81	0.59	0.59	(0.35)	301,459	112
27.99	9.29	0.59	0.59	(0.31)	317,327	122
25.61	4.11	0.59	0.59	(0.31)	348,733	128
24.60	(33.57)	0.59	0.59	(0.31)	345,576	116

40.32	34.58	0.66	0.66	(0.50)	756,051	110
29.96	8.72	0.69	0.69	(0.45)	641,155	112
27.61	9.17	0.69	0.69	(0.42)	710,137	122
25.29	3.99	0.67	0.67	(0.40)	751,271	128
24.32	(33.62)	0.69	0.69	(0.41)	688,585	116

28.00	33.97	1.11	1.11	(0.95)	11,894	110
20.90	8.23	1.14	1.14	(0.90)	9,754	112
19.31	8.67	1.14	1.14	(0.87)	12,958	122
17.77	3.55	1.13	1.13	(0.85)	12,953	128
17.16	(33.94)	1.14	1.14	(0.87)	14,047	116

See Notes to Financial Statements.	11

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income		Net realized gain	Total distri- butions
Class R2
7/31/2026	$20.03	$(0.27)	$7.03	$6.76	$–		$–	$–
7/31/2025	18.53	(0.20)	1.70	1.50	–		–	–
7/31/2024	17.08	(0.17)	1.62	1.45	–		–	–
7/31/2023	16.52	(0.16)	0.72	0.56	–		–	–
7/31/2022	28.45	(0.22)	(8.37)	(8.59)	–		(3.34)	(3.34)

Class R3
7/31/2026	20.92	(0.25)	7.34	7.09	–		–	–
7/31/2025	19.34	(0.19)	1.77	1.58	–		–	–
7/31/2024	17.80	(0.16)	1.70	1.54	–		–	–
7/31/2023	17.20	(0.15)	0.75	0.60	–		–	–
7/31/2022	29.46	(0.21)	(8.71)	(8.92)	–		(3.34)	(3.34)

Class R4
7/31/2026	22.66	(0.20)	7.96	7.76	–		–	–
7/31/2025	20.90	(0.15)	1.91	1.76	–		–	–
7/31/2024	19.19	(0.12)	1.83	1.71	–		–	–
7/31/2023	18.49	(0.12)	0.82	0.70	–		–	–
7/31/2022	31.34	(0.16)	(9.35)	(9.51)	–		(3.34)	(3.34)

Class R5
7/31/2026	29.96	(0.18)	10.54	10.36	(0.00	)(c)	–	(0.00	)(c)
7/31/2025	27.61	(0.13)	2.54	2.41	(0.06)		–	(0.06)
7/31/2024	25.29	(0.10)	2.42	2.32	–		–	–
7/31/2023	24.32	(0.09)	1.06	0.97	–		–	–
7/31/2022	40.04	(0.13)	(12.25)	(12.38)	–		(3.34)	(3.34)

Class R6
7/31/2026	30.40	(0.16)	10.70	10.54	–		–	–
7/31/2025	27.98	(0.10)	2.58	2.48	(0.06)		–	(0.06)
7/31/2024	25.61	(0.08)	2.45	2.37	–		–	–
7/31/2023	24.60	(0.08)	1.09	1.01	–		–	–
7/31/2022	40.43	(0.10)	(12.39)	(12.49)	–		(3.34)	(3.34)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.

12	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$26.79	33.75	1.26	1.26	(1.10)	$2,807	110
20.03	8.09	1.29	1.29	(1.05)	1,924	112
18.53	8.49	1.29	1.29	(1.02)	1,722	122
17.08	3.39	1.27	1.27	(1.00)	1,717	128
16.52	(34.04)	1.29	1.29	(1.02)	1,807	116

28.01	33.89	1.16	1.16	(1.00)	45,106	110
20.92	8.17	1.19	1.19	(0.95)	41,515	112
19.34	8.65	1.19	1.19	(0.92)	50,443	122
17.80	3.49	1.18	1.18	(0.90)	56,228	128
17.20	(33.96)	1.19	1.19	(0.92)	60,295	116

30.42	34.25	0.91	0.91	(0.75)	6,803	110
22.66	8.42	0.94	0.94	(0.70)	9,251	112
20.90	8.91	0.94	0.94	(0.67)	9,113	122
19.19	3.79	0.92	0.92	(0.65)	10,498	128
18.49	(33.82)	0.94	0.94	(0.67)	10,775	116

40.32	34.58	0.66	0.66	(0.50)	5,681	110
29.96	8.72	0.69	0.69	(0.45)	8,374	112
27.61	9.17	0.69	0.69	(0.42)	14,685	122
25.29	3.99	0.67	0.67	(0.39)	23,029	128
24.32	(33.62)	0.69	0.69	(0.42)	15,436	116

40.94	34.67	0.59	0.59	(0.43)	294,746	110
30.40	8.85	0.59	0.59	(0.35)	338,150	112
27.98	9.30	0.59	0.59	(0.31)	669,600	122
25.61	4.07	0.59	0.59	(0.31)	781,411	128
24.60	(33.57)	0.59	0.59	(0.31)	771,093	116

See Notes to Financial Statements.	13

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in ASC Topic 280 – Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is the Investment Committee of Lord, Abbett & Co. LLC (“Lord Abbett”), which represents the highest-level body responsible for evaluating the Fund’s operating performance and making decisions regarding resource allocation. The Investment Committee regularly reviews the Fund’s operating results, including investment performance and financial information, in making strategic and operational decisions.

The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus,

Notes to Financial Statements (continued)

based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements

Notes to Financial Statements (continued)

for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of July 31, 2026 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(c)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Notes to Financial Statements (continued)

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of July 31, 2026, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Because the Fund’s repurchase agreements are not subject to master netting arrangements, no offsetting disclosures have been presented for these transactions.

(g)	Restricted Securities–The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of the Fund’s Schedule of Investments.

(h)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel,

Notes to Financial Statements (continued)

provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $100 million	.75%
Over $100 million	.50%

For the fiscal year ended July 31, 2026, the effective management fee, net of any applicable waiver, was at an annualized rate of .51% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

Lord Abbett voluntarily waived $30,865 of certain fees and expenses during the fiscal year ended July 31, 2026.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	Annual Service fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the fiscal year ended July 31, 2026:

Distributor Commissions	Dealers’ Concessions
$37,406	$297,905

The Distributor received CDSCs of $1,494 and $7,752 for Class A and Class C shares, respectively, for the fiscal year ended July 31, 2026.

Other Related Parties

As of July 31, 2026 the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 5.11%.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended July 31, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Developing Growth Fund	$ –	$27,523	$–	$27,523

The tax character of distributions paid during the fiscal year ended July 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Developing Growth Fund	$3,715,875	$–	$–	$3,715,875

As of July 31, 2026, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Developing Growth Fund	$–	$243,855,712	$(7,332,003)	$517,258,426	$(360,386)	$753,421,749

At each Fund’s election, certain losses incurred within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Funds incurred and will elect to defer qualified late-year ordinary losses and/or post-October capital losses as follows:

Fund	Late-Year Ordinary Losses	Short-Term Losses	Long-Term Losses
Developing Growth Fund	$(7,332,003)	$–	$–

Notes to Financial Statements (continued)

As of July 31, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Developing Growth Fund	$1,727,428,955	$558,412,442	$(41,154,016)	$517,258,426

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions and net operating loss.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Developing Growth Fund	$16,220,533	$(16,220,533)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended July 31, 2026 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$–	$2,289,607,872	$–	$2,700,432,529

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended July 31, 2026, the Fund did not engage in cross-trade purchases or sales.

6.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 4, 2026, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth

Notes to Financial Statements (continued)

of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Syndicated Facility for $1.8 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $500 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors. The maturity date of the Syndicated Facility is June 4, 2027.

For the period ended June 4, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 5, 2026, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal. The maturity date of the Bilateral Facility is June 4, 2027.

Interest associated with these credit facilities is charged to the Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, there is a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter and is included with Other Expenses on the Statement of Operations. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended July 31, 2026, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended July 31, 2026, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

Notes to Financial Statements (continued)

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of July 31, 2026, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received(1)	Non-Cash Collateral
$32,590,059	$33,083,734	$ –

(1)	Statement of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks, especially over the short term. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry

Notes to Financial Statements (continued)

and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact the Fund’s performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Year Ended July 31, 2026		Year Ended July 31, 2025
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,841,587	$52,697,668	1,260,734	$27,017,408
Reinvestment of distributions	–	–	5,988	145,090
Shares reacquired	(4,234,037)	(115,767,619)	(5,673,730)	(120,769,411)
Decrease	(2,392,450)	$(63,069,951)	(4,407,008)	$(93,606,913)

Class C Shares
Shares sold	184,454	$2,352,891	164,344	$1,575,189
Shares reacquired	(487,431)	(5,838,443)	(528,186)	(5,021,494)
Decrease	(302,977)	$(3,485,552)	(363,842)	$(3,446,305)

Class F Shares
Shares sold	26,462	$806,854	319,293	$7,973,017
Reinvestment of distributions	–	–	927	24,378
Shares reacquired	(164,188)	(5,013,955)	(316,141)	(7,282,592)
Increase (decrease)	(137,726)	$(4,207,101)	4,079	$714,803

Notes to Financial Statements (concluded)

		Year Ended July 31, 2026		Year Ended July 31, 2025
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	2,022,215	$75,322,292	2,340,060	$66,271,121
Reinvestment of distributions	276	9,587	20,028	649,106
Shares reacquired	(3,004,472)	(111,308,768)	(3,782,093)	(107,584,997)
Decrease	(981,981)	$(35,976,889)	(1,422,005)	$(40,664,770)

Class I Shares
Shares sold	3,566,601	$135,462,796	6,249,905	$177,792,599
Reinvestment of distributions	506	17,271	47,704	1,525,095
Shares reacquired	(6,216,965)	(227,860,477)	(10,617,741)	(303,463,889)
Decrease	(2,649,858)	$(92,380,410)	(4,320,132)	$(124,146,195)

Class P Shares
Shares sold	37,464	$1,071,958	20,680	$414,921
Shares reacquired	(79,382)	(1,975,300)	(225,041)	(4,711,524)
Decrease	(41,918)	$(903,342)	(204,361)	$(4,296,603)

Class R2 Shares
Shares sold	9,301	$223,132	5,160	$93,098
Shares reacquired	(601)	(15,146)	(1,988)	(36,725)
Increase	8,700	$207,986	3,172	$56,373

Class R3 Shares
Shares sold	169,604	$4,351,692	295,027	$5,771,691
Shares reacquired	(544,101)	(13,903,651)	(918,968)	(18,425,359)
Decrease	(374,497)	$(9,551,959)	(623,941)	$(12,653,668)

Class R4 Shares
Shares sold	68,517	$1,765,746	63,854	$1,314,982
Shares reacquired	(253,159)	(7,061,556)	(91,739)	(1,989,534)
Decrease	(184,642)	$(5,295,810)	(27,885)	$(674,552)

Class R5 Shares
Shares sold	28,005	$1,017,858	80,696	$2,287,392
Reinvestment of distributions	1	20	927	29,643
Shares reacquired	(166,622)	(5,865,801)	(333,990)	(9,141,116)
Decrease	(138,616)	$(4,847,923)	(252,367)	$(6,824,081)

Class R6 Shares
Shares sold	1,757,589	$66,679,473	2,420,998	$68,931,197
Reinvestment of distributions	–	–	37,869	1,227,329
Shares reacquired	(5,682,511)	(200,434,878)	(15,262,524)	(421,267,745)
Decrease	(3,924,922)	$(133,755,405)	(12,803,657)	$(351,109,219)

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Developing Growth Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Lord Abbett Developing Growth Fund, Inc. (the “Fund”), including the schedule of investments, as of July 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
September 25, 2026

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of a benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of a benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, risk oversight and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and a benchmark as of various periods ended June 30, 2025. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five- and ten-year periods. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and strategy, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s oversight of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group and the nature of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including the administrative services it provides to the Fund, and reviewed Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from any such economies of scale, and whether, to the extent there were economies of scale, there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with a contractual breakpoint in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions, including its mutual fund clients.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Tax Information (unaudited)

Of the distributions paid to the shareholders during the most recently ended fiscal year, the following amounts represent long-term capital gains:

Fund Name	Long-Term Capital Gains
Developing Growth Fund	$27,523

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Developing Growth Fund, Inc.	LADG-2 (09/26)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and interim principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: September 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: September 25, 2026

	By:	/s/ Gina Andes
Gina Andes
Assistant Treasurer
(Interim Principal Financial Officer)

Date: September 25, 2026